                      NYLIAC UNAUDITED SEMI-ANNUAL REPORT

                            VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                        VARIABLE UNIVERSAL LIFE PROVIDER
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE

                                 JUNE 30, 2007

                               TABLE OF CONTENTS

Message from New York Life and Annuity Corporation..........       3

Supplements to May 2007 Product Prospectus..................       4

Performance Summaries.......................................       6

NYLIAC Variable Universal Life Separate Account - I
Statement of Assets and Liabilities.........................      12
Statement of Operations.....................................      24
Statement of Changes in Net Assets..........................      30
Notes to Financial Statements...............................      40

The Semi-Annual Report for the MainStay VP Series Fund, Inc.

  Balanced Fund Portfolio -- Initial Class
  Bond Portfolio -- Initial Class
  Capital Appreciation Portfolio -- Initial Class
  Cash Management Portfolio
  Common Stock Portfolio -- Initial Class
  Conservative Allocation Portfolio -- Initial Class
  Convertible Portfolio -- Initial Class
  Developing Growth Portfolio -- Initial Class*
  Floating Rate Portfolio -- Initial Class
  Growth Allocation Portfolio -- Initial Class
  Government Portfolio -- Initial Class
  High Yield Corporate Bond Portfolio -- Initial Class
  ICAP Select Equity Portfolio -- Initial Class
  Income & Growth Portfolio -- Initial Class
  International Equity Portfolio -- Initial Class
  Large Cap Growth Portfolio -- Initial Class
  Mid Cap Core Portfolio -- Initial Class
  Mid Cap Growth Portfolio -- Initial Class
  Mid Cap Value Portfolio -- Initial Class
  Moderate Allocation Portfolio -- Initial Class
  Moderate Growth Allocation Portfolio -- Initial Class
  S&P 500 Index Portfolio -- Initial Class
  Small Cap Growth Portfolio -- Initial Class
  Total Return Portfolio -- Initial Class
  Value Portfolio -- Initial Class

* MainStay VP Developing Growth Portfolio -- Initial Class is not available under the VUL, VUL 2000, VUL Provider, SVUL and SPVUL policies.

The Semi-Annual Reports for the Portfolios listed below:

Alger American Small Capitalization Portfolio -- Class O
  Shares
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth -- Initial Shares
Fidelity(R) VIP Contrafund(R) -- Initial Class
Fidelity(R) VIP Equity-Income -- Initial Class
Janus Aspen Series Balanced -- Institutional Shares
Janus Aspen Series Worldwide Growth -- Institutional Shares
Royce Micro-Cap Portfolio -- Investment Class
Royce Small-Cap Portfolio -- Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets Fund
Van Kampen UIF Emerging Markets Equity Class I

Supplements to May 2007 Fund Prospectuses

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
--------------------------------------------------------------------------------

Dear Policyowners:

We're pleased to present the June 30, 2007 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2007

           THIS NOTICE CONTAINS IMPORTANT INFORMATION CONCERNING YOUR
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                    POLICIES

                                AUGUST 20, 2007

      MAINSTAY VP FUND, INC. PORTFOLIO MERGER COMPLETED ON AUGUST 17, 2007

     New York Life Insurance and Annuity Corporation ("NYLIAC") has been informed that the MainStay VP Series Fund, Inc. completed the merger of the MainStay VP Income & Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on August 17, 2007.

     All references in the Prospectus to the MainStay VP Income & Growth Portfolio should be deleted.

                             ---------------------

     This Notice is a Supplement to the above referenced Prospectuses dated May 1, 2007, and amends the Prospectuses for the Policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus. The terms We use in this supplement have the same meaning as in the Prospectus for the Policies. The above referenced Policies invest in NYLIAC Variable Universal Life Separate Account-I.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE
              NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to clarify the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

NYLIAC VARIABLE UNIVERSAL LIFE AND
SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1:
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                       INVESTMENT                                               SINCE
                                                        DIVISION    YEAR                                      INVESTMENT
                                                       INCEPTION     TO       1       3        5       10      DIVISION
INVESTMENT DIVISIONS(1)                                 DATE(2)     DATE    YEAR    YEARS    YEARS    YEARS   INCEPTION
MainStay VP Series Funds:
 Balanced--Initial Class                               05/02/05      3.51%  10.92%     NA       NA      NA       8.71%
 Bond--Initial Class                                   06/16/94      0.56    5.54    3.20%    4.02%   5.13%      5.45
 Capital Appreciation--Initial Class                   12/23/93     10.76   16.17    8.28     6.42    3.38       6.76
 Cash Management--Current 7-day yield as of June 30,
   2007 is 4.09%(5)                                    12/06/93      2.05    4.14    2.79     1.69    2.81       3.15
 Common Stock--Initial Class                           06/07/94      7.19   20.79   12.52     9.65    6.93      10.24
 Conservative Allocation--Initial Class                02/13/06      4.12   12.00      NA       NA      NA       8.51
 Convertible--Initial Class                            10/15/96      8.70   15.37    9.82     9.46    7.93       8.24
 Floating Rate--Initial Class                          05/02/05      2.78    5.97      NA       NA      NA       4.46
 Government--Initial Class                             12/16/93      0.33    4.56    2.83     2.98    4.70       4.68
 Growth Allocation--Initial Class                      02/13/06      8.75   21.15      NA       NA      NA      15.11
 High Yield Corporate Bond--Initial Class              05/01/95      2.35   10.63    8.41    12.39    7.68       8.97
 ICAP Select Equity--Initial Class(6)                  06/15/00      9.25   23.64   13.50    10.56      NA       5.24
 Income & Growth--Initial Class                        05/25/00      7.48   21.91   11.60    10.66      NA       3.36
 International Equity--Initial Class                   05/01/95      6.35   25.56   19.11    14.88    8.05       8.82
 Large Cap Growth--Initial Class                       05/23/00     10.29   17.97    7.33     5.40      NA      (2.74)
 Mid Cap Core--Initial Class                           07/03/01     11.60   21.50   18.85    16.02      NA      11.70
 Mid Cap Growth--Initial Class                         07/02/01     15.75   18.01   19.31    14.26      NA       8.75
 Mid Cap Value--Initial Class                          07/03/01     10.00   19.26   12.93    10.69      NA       8.55
 Moderate Allocation--Initial Class                    02/13/06      5.67   15.30      NA       NA      NA      10.94
 Moderate Growth Allocation--Initial Class             02/13/06      7.32   18.39      NA       NA      NA      13.65
 S&P 500 Index--Initial Class(7)                       01/03/94      6.40   19.33   10.61     9.66    6.10      10.39
 Small Cap Growth--Initial Class                       07/03/01      5.69    5.45    7.14     8.05      NA       3.45
 Total Return--Initial Class                           12/17/93      6.18   14.04    8.57     7.58    5.38       7.08
 Value--Initial Class                                  05/01/95      7.45   19.78   12.58     9.44    6.36       9.22
Alger American Small Capitalization--Class O
 Shares(8)                                             10/21/96     12.31   22.24   18.56    16.86    5.44       4.76
CVS Calvert Social Balanced Portfolio                  11/12/96      3.09   11.40    7.11     7.18    4.87       5.48
Dreyfus IP Technology Growth--Initial Shares           07/01/01      6.83   14.46    5.33     7.58      NA       0.04
Fidelity(R) VIP Contrafund(R)--Initial Class           10/21/96      8.61   16.21   14.83    13.26    10.14     10.94
Fidelity(R) VIP Equity-Income--Initial Class           10/21/96      8.30   23.44   13.43    11.43    7.68       9.04
Janus Aspen Series Balanced--Institutional Shares      10/21/96      5.95   14.92    9.85     7.97    8.99       9.68
Janus Aspen Series Worldwide Growth--Institutional
 Shares                                                10/18/96     12.64   31.14   14.45     8.73    6.16       7.72
Royce Micro-Cap Portfolio -- Investment Class          11/22/05      9.14   18.64      NA       NA      NA      20.75
Royce Small-Cap Portfolio -- Investment Class          11/21/05     10.21   21.27      NA       NA      NA      16.35
T. Rowe Price Equity Income Portfolio                  06/12/00      7.70   21.53   12.90    10.90      NA       8.57
Van Eck Worldwide Hard Assets Fund                     11/16/05     23.15   32.20      NA       NA      NA      40.75
Van Kampen UIF Emerging Markets Equity--Class I        10/21/96     16.79   47.49   38.74    27.73    8.77      10.26
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of the policy's current mortality and expense risk charge (.60%), the administration fee (.10%) and total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charge, sales expense charge, charge per $1,000 of initial face amount (SVUL only) and state and federal tax charges. Had these expenses been deducted total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC VARIABLE UNIVERSAL LIFE 2000 AND
SINGLE PREMIUM VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 1:
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                              INVESTMENT                                                SINCE
                                                               DIVISION    YEAR                                       INVESTMENT
                                                              INCEPTION     TO       1       3        5        10      DIVISION
INVESTMENT DIVISIONS(1)                                        DATE(2)     DATE    YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds:
 Balanced--Initial Class                                       05/04/05     3.61%  11.14%     NA       NA       NA       8.92%
 Bond--Initial Class                                           10/29/99     0.66    5.75    3.41%    4.23%    5.34%      7.64
 Capital Appreciation--Initial Class                           10/22/99    10.86   16.40    8.50     6.64     3.59       7.71
 Cash Management--Current 7-day yield as of June 30, 2007 is
   4.30%(5)                                                    10/28/99     2.15    4.37    3.00     1.90     3.02       3.28
 Common Stock--Initial Class                                   10/22/99     7.30   21.03   12.74     9.87     7.15      10.47
 Conservative Allocation--Initial Class                        03/22/06     4.22   12.22      NA       NA       NA       8.72
 Convertible--Initial Class                                    10/27/99     8.81   15.60   10.04     9.68     8.15       8.49
 Floating Rate--Initial Class                                  05/04/05     2.87    6.18      NA       NA       NA       4.67
 Government--Initial Class                                     10/22/99     0.42    4.77    3.03     3.19     4.91       4.94
 Growth Allocation--Initial Class                              02/22/06     8.85   21.39      NA       NA       NA      15.34
 High Yield Corporate Bond--Initial Class                      10/27/99     2.45   10.85    8.63    12.62     7.90       9.19
 ICAP Select Equity--Initial Class(6)                          05/01/98     9.36   23.89   13.73    10.78       NA       5.38
 Income & Growth--Initial Class                                05/25/00     7.58   22.15   11.82    10.88       NA       4.88
 International Equity--Initial Class                           11/04/99     6.45   25.81   19.35    15.11     8.27       9.04
 Large Cap Growth--Initial Class                               10/28/99    10.39   18.20    7.54     5.61       NA       4.94
 Mid Cap Core--Initial Class                                   07/02/01    11.71   21.74   19.09    16.25       NA      11.91
 Mid Cap Growth--Initial Class                                 07/02/01    15.86   18.25   19.55    14.49       NA       8.96
 Mid Cap Value--Initial Class                                  07/02/01    10.11   19.49   13.16    10.91       NA       8.76
 Moderate Allocation--Initial Class                            02/17/06     5.78   15.53      NA       NA       NA      11.16
 Moderate Growth Allocation--Initial Class                     02/23/06     7.42   18.62      NA       NA       NA      13.88
 S&P 500 Index--Initial Class(7)                               10/22/99     6.50   19.57   10.83     9.88     6.32      10.06
 Small Cap Growth--Initial Class                               07/09/01     5.79    5.66    7.35     8.27       NA       3.65
 Total Return--Initial Class                                   10/22/99     6.28   14.27    8.78     7.80     5.60       7.71
 Value--Initial Class                                          10/26/99     7.55   20.02   12.81     9.66     6.57       9.44
Alger American Small Capitalization--Class O Shares(8)         10/22/99    12.42   22.49   18.80    17.10     5.65      11.45
CVS Calvert Social Balanced Portfolio                          11/03/99     3.19   11.62    7.32     7.39     5.08       7.78
Dreyfus IP Technology Growth--Initial Shares                   07/23/01     6.94   14.69    5.54     7.80       NA      (3.13)
Fidelity(R) VIP Contrafund(R)--Initial Class                   10/22/99     8.71   16.44   15.06    13.48    10.36      13.76
Fidelity(R) VIP Equity-Income--Initial Class                   10/22/99     8.41   23.69   13.66    11.65     7.90      10.83
Janus Aspen Series Balanced--Institutional Shares              10/22/99     6.05   15.15   10.07     8.19     9.21      10.90
Janus Aspen Series Worldwide Growth--Institutional Shares      10/22/99    12.75   31.40   14.68     8.95     6.38      11.15
Royce Micro-Cap Portfolio -- Investment Class                  11/25/05     9.03   18.23   16.09    15.06    17.39      16.88
Royce Small-Cap Portfolio -- Investment Class                  11/30/05    10.32   21.52   16.04    14.56    15.08      15.49
T. Rowe Price Equity Income Portfolio                          10/29/99     7.80   21.78   13.12    11.12     8.84      12.10
Van Eck Worldwide Hard Assets Fund                             11/18/05    23.03   31.74   40.34    29.42    12.28       9.98
Van Kampen UIF Emerging Markets Equity--Class I                10/22/99    16.90   47.79   39.02    27.99     8.99      10.18
--------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested, the deduction of the policy's current separate account charges for mortality and expense risk (.50%) and total portfolio operating expenses. For VUL 2000 Series 1 it does not reflect the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 1 it does not reflect the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge, which is comprised of a sales expense charge, premium tax and federal tax. Had these expenses been deducted, total returns would have been lower. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NYLIAC VARIABLE UNIVERSAL LIFE 2000, SINGLE PREMIUM VARIABLE UNIVERSAL LIFE,
AND SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY FOR SERIES 2, SPVUL SERIES 3, AND VUL PROVIDER (4):
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2007

                                                              INVESTMENT                                              SINCE
                                                               DIVISION    YEAR                                     INVESTMENT
                                                              INCEPTION     TO       1       3        5      10      DIVISION
INVESTMENT DIVISIONS(1)                                        DATE(3)     DATE    YEAR    YEARS    YEARS   YEARS   INCEPTION
MainStay VP Series Funds:
 Balanced--Initial Class                                       05/02/05     3.87%  11.70%     NA      NA      NA       9.52%
 Bond--Initial Class                                           05/10/02     0.91    6.28    3.92%   4.75%     NA       4.62
 Capital Appreciation--Initial Class                           05/10/02    11.14   16.98    9.04    7.17      NA       5.79
 Cash Management--Current 7-day yield as of June 30, 2007 is
   4.82%(5)                                                    05/10/02     2.41    4.86    3.51    2.40      NA       2.39
 Common Stock--Initial Class                                   05/10/02     7.56   21.63   13.32    10.43     NA       9.45
 Conservative Allocation--Initial Class                        02/13/06     4.48   12.78      NA      NA      NA       8.70
 Convertible--Initial Class                                    05/10/02     9.08   16.17   10.59    10.23     NA       9.61
 Floating Rate--Initial Class                                  05/02/05     3.13    6.72      NA      NA      NA       5.22
 Government--Initial Class                                     05/10/02     0.67    5.30    3.54    3.70      NA       3.76
 Growth Allocation--Initial Class                              02/13/06     9.13   22.00      NA      NA      NA      14.95
 High Yield Corporate Bond--Initial Class                      05/10/02     2.70   11.40    9.17    13.18     NA      12.12
 ICAP Select Equity--Initial Class(6)                          05/10/02     9.63   24.50   14.30    11.34     NA      10.19
 Income & Growth--Initial Class                                05/10/02     7.85   22.76   12.39    11.44     NA      10.49
 International Equity--Initial Class                           05/10/02     6.72   26.44   19.94    15.69     NA      16.09
 Large Cap Growth--Initial Class                               05/10/02    10.67   18.79    8.07    6.14      NA       4.89
 Mid Cap Core--Initial Class                                   05/10/02    11.99   22.35   19.69    16.84     NA      15.96
 Mid Cap Growth--Initial Class                                 05/10/02    16.15   18.84   20.15    15.07     NA      14.38
 Mid Cap Value--Initial Class                                  05/10/02    10.38   20.09   13.72    11.46     NA      10.97
 Moderate Allocation--Initial Class                            02/13/06     6.04   16.11      NA      NA      NA      12.05
 Moderate Growth Allocation--Initial Class                     02/13/06     7.69   19.22      NA      NA      NA      13.78
 S&P 500 Index--Initial Class(7)                               05/10/02     6.77   20.17   11.39    10.43     NA       9.20
 Small Cap Growth--Initial Class                               05/10/02     6.05    6.19    7.89    8.81      NA       8.12
 Total Return--Initial Class                                   05/10/02     6.55   14.84    9.33    8.34      NA       7.34
 Value--Initial Class                                          05/10/02     7.82   20.62   13.38    10.21     NA       9.20
Alger American Small Capitalization--Class O Shares(8)         05/10/02    12.70   23.10   19.39    17.68     NA      16.55
CVS Calvert Social Balanced Portfolio                          05/10/02     3.45   12.18    7.86    7.93      NA       7.33
Dreyfus IP Technology Growth--Initial Shares                   05/10/02     7.20   15.26    6.08    8.34      NA       6.11
Fidelity(R) VIP Contrafund(R)--Initial Class                   05/10/02     8.99   17.02   15.64    14.05     NA      13.32
Fidelity(R) VIP Equity-Income--Initial Class                   05/10/02     8.68   24.31   14.23    12.21     NA      11.15
Janus Aspen Series Balanced--Institutional Shares              05/10/02     6.32   15.72   10.62    8.73      NA       8.17
Janus Aspen Series Worldwide Growth--Institutional Shares      05/10/02    13.03   32.06   15.26    9.50      NA       8.38
Royce Micro-Cap -- Investment Class                            11/11/05     9.31   18.82      NA      NA      NA      20.64
Royce Small-Cap -- Investment Class                            11/11/05    10.59   22.12      NA      NA      NA      17.41
T. Rowe Price Equity Income Portfolio                          05/10/02     8.07   22.38   13.69    11.68     NA      10.76
Van Eck Worldwide Hard Assets Fund                             11/11/05    23.34   32.40      NA      NA      NA      40.88
Van Kampen UIF Emerging Markets Equity--Class I                05/10/02    17.20   48.52   39.70    28.62     NA      26.54
------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.NEWYORKLIFE.COM.

Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and the deduction of total portfolio operating expenses. For VUL 2000 Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the charge per $1,000, the cost of insurance, surrender charges, monthly contract charges, separate account administrative charge, sales expense charge and state and federal tax charges. For SPVUL Series 2, it does not reflect the policy's current separate account charges for mortality and expense risk, the cost of insurance, surrender charges, monthly administrative charges, deferred sales expense charge, which is comprised of a sales expense charge, premium tax and federal tax. For SPVUL Series 3, it does not reflect the policy's current separate account charges for mortality and expense risk, state and federal tax charge, a monthly administrative charge, and the cost of insurance. For VUL Provider, it does not reflect the policy's separate account charges for mortality and expense risk, sales expense charge, state and federal tax charges, monthly contract charges, cost of insurance charges, monthly per $1,000 charges, and surrender charges. The advisors to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) The Investment Divisions offered through VUL, SVUL, VUL 2000, SPVUL and VUL Provider are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

(2) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the date that money was first deposited into each Investment Division of NYLIAC VUL Separate Account-I.

   - NYLIAC introduced VUL in November of 1993

   - NYLIAC introduced SVUL in June of 1998. NYLIAC SVUL was first offered on June 5, 1998. For the period from the Inception Date until June 5, 1998, values assume that the NYLIAC SVUL policy was available, which it was not.

   - NYLIAC introduced VUL 2000 Series 1 in September of 1999 and SPVUL Series 1 in February of 2001. NYLIAC SPVUL was first offered for sale on February 23, 2001. For the period from the Inception Date until February 23, 2001, values assume that the NYLIAC SPVUL policy was available, which it was not.

(3) Performance is calculated as of the Inception Date. The Inception Date of each Investment Division is the first day that the Investment Division was made available in Series 2, SPVUL Series 3, and VUL Provider policies.

(4) Series 2 refers to VUL 2000 and SVUL policies for which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved, and SPVUL policies for which NYLIAC began accepting applications and premium payments for beginning May 10, 2002, where approved. NYLIAC stopped accepting applications for Series 2 SPVUL on May 16, 2003. Series 3 refers to SPVUL Series 3 and VUL Provider policies for which NYLIAC began accepting applications and premium payments on May 16, 2003, where approved. Policies sold prior to May 10, 2002 are Series 1 policies. The accumulation unit values for Series 1 policies and SPVUL Series 3 policies are different.

(5) AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income and Growth Portfolio with and into the MainStay VP ICAP Select Equity Portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(7) MainStay VP S&P 500 Index Portfolio--The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(8) New allocations to the Alger American Small Capitalization Portfolio--Class O Shares Investment Division will not be accepted from policyowners who were not invested in the Investment Division as of June 1, 2007.

NYLIAC VUL, VUL 2000, VUL Provider, SVUL and SPVUL are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation), and distributed by NYLIFE Distributors LLC, member NASD/SIPC, which are wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave, NY, NY 10010.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007
(Unaudited)


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  9,236,076      $ 29,301,267      $244,056,160
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (7,462)           (1,563)           (1,125)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,778            32,031           360,586
    Administrative charges..................................            924             3,207            46,432
                                                               ------------      ------------      ------------
      Total net assets......................................   $  9,219,912      $ 29,264,466      $243,648,017
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies........................................   $  3,538,542      $ 12,980,945      $174,050,595
    Group 2 Policies........................................      1,841,151        10,191,229        61,668,723
    Group 3 Policies........................................             --         1,127,668           346,383
    Group 4 Policies........................................      3,840,219         4,964,624         7,582,316
  Net assets retained in the Separate Account by New York
    Life Insurance and Annuity Corporation..................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $  9,219,912      $ 29,264,466      $243,648,017
                                                               ============      ============      ============
    Group 1 variable accumulation unit value................   $      11.98      $      20.00      $      24.24
                                                               ============      ============      ============
    Group 2 variable accumulation unit value................   $      12.04      $      14.86      $       9.21
                                                               ============      ============      ============
    Group 3 variable accumulation unit value................   $         --      $      12.89      $      11.86
                                                               ============      ============      ============
    Group 4 variable accumulation unit value................   $      12.17      $      12.57      $      13.30
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  8,559,126      $ 29,023,182      $193,888,973
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                        MAINSTAY VP       MAINSTAY VP                                                             MAINSTAY VP
      MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         GROWTH
         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--      ALLOCATION--
      MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 38,434,250      $122,107,720      $  2,182,965      $ 40,532,034      $  8,200,815      $ 18,127,926      $ 12,712,446
          149,885                --                --                --            41,903                --                --
            2,201             7,308               766            21,815             5,859             1,393             1,665

           33,448           169,086             2,202            45,491             7,211            19,753            10,807
            3,329            19,575               303             3,132               838             2,081             1,138
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 38,549,559      $121,926,367      $  2,181,226      $ 40,505,226      $  8,240,528      $ 18,107,485      $ 12,702,166
     ============      ============      ============      ============      ============      ============      ============
     $ 13,753,729      $ 74,173,949      $    952,250      $ 12,120,524      $  2,822,289      $  8,175,870      $  4,384,394
       10,697,926        39,418,991           360,114        20,481,139         1,746,807         5,778,629         3,436,082
        6,392,079           859,502                --           383,580           980,261           392,680                --
        7,705,825         7,473,925           588,964         7,519,983         2,691,171         3,760,306         4,577,950
               --                --           279,898                --                --                --           303,740
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 38,549,559      $121,926,367      $  2,181,226      $ 40,505,226      $  8,240,528      $ 18,107,485      $ 12,702,166
     ============      ============      ============      ============      ============      ============      ============
     $       1.52      $      35.78      $      11.20      $      23.37      $      10.99      $      18.58      $      12.15
     ============      ============      ============      ============      ============      ============      ============
     $       1.21      $      13.55      $      11.10      $      16.50      $      11.04      $      14.37      $      11.99
     ============      ============      ============      ============      ============      ============      ============
     $       1.15      $      13.82      $         --      $      15.76      $      10.67      $      12.28      $         --
     ============      ============      ============      ============      ============      ============      ============
     $       1.13      $      15.81      $      11.19      $      15.91      $      11.16      $      12.05      $      12.07
     ============      ============      ============      ============      ============      ============      ============
     $ 38,434,534      $ 99,790,224      $  2,071,542      $ 31,033,905      $  8,218,668      $ 18,130,084      $ 11,419,016
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $107,508,128      $ 15,797,076      $ 10,861,738
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (5,749)           (5,794)            1,354

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for :
    Mortality and expense risk charges......................        119,034            15,975            11,298
    Administrative charges..................................         13,893             1,069               679
                                                               ------------      ------------      ------------
      Total net assets......................................   $107,369,452      $ 15,774,238      $ 10,851,115
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies........................................   $ 54,771,309      $  4,363,433      $  2,529,587
    Group 2 Policies........................................     28,302,037         7,420,776         5,471,038
    Group 3 Policies........................................      1,596,604           216,118           121,367
    Group 4 Policies........................................     22,699,502         3,773,911         2,729,123
  Net assets retained in the Separate Account by New York
    Life Insurance
    and Annuity Corporation.................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $107,369,452      $ 15,774,238      $ 10,851,115
                                                               ============      ============      ============
    Group 1 variable accumulation unit value................   $      28.46      $      14.33      $      12.65
                                                               ============      ============      ============
    Group 2 variable accumulation unit value................   $      18.30      $      15.36      $      13.24
                                                               ============      ============      ============
    Group 3 variable accumulation unit value................   $      18.70      $      16.22      $      15.64
                                                               ============      ============      ============
    Group 4 variable accumulation unit value................   $      17.84      $      16.34      $      16.56
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 93,047,426      $ 11,946,457      $  8,311,687
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $ 66,703,732      $ 22,819,550      $ 38,647,995      $ 46,927,805      $ 45,850,378      $  8,312,425      $ 16,980,009
               --                --                --                --                --                --                --
           10,304             1,008            (2,152)           21,512             4,194             7,855             4,657

           70,646            25,398            36,757            41,401            44,996             7,524            16,165
            7,755             1,137             3,719             3,653             4,280               814             1,781
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 66,635,635      $ 22,794,023      $ 38,605,367      $ 46,904,263      $ 45,805,296      $  8,311,942      $ 16,966,720
     ============      ============      ============      ============      ============      ============      ============
     $ 30,380,596      $  4,410,608      $ 14,411,106      $ 13,765,545      $ 16,408,399      $  3,256,161      $  6,994,399
       18,943,729        14,253,475        11,228,903        15,003,209        14,805,201         2,193,696         4,621,630
               --           299,708                --                --                --                --                --
       17,311,310         3,830,232        12,965,358        18,135,509        14,591,696         2,573,475         5,052,260
               --                --                --                --                --           288,610           298,431
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 66,635,635      $ 22,794,023      $ 38,605,367      $ 46,904,263      $ 45,805,296      $  8,311,942      $ 16,966,720
     ============      ============      ============      ============      ============      ============      ============
     $      27.99      $       8.21      $      19.41      $      16.54      $      16.36      $      11.54      $      11.94
     ============      ============      ============      ============      ============      ============      ============
     $      17.31      $      11.19      $      19.78      $      17.33      $      16.55      $      11.44      $      11.76
     ============      ============      ============      ============      ============      ============      ============
     $         --      $      11.25      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $      21.24      $      12.74      $      21.20      $      19.77      $      16.96      $      11.61      $      11.91
     ============      ============      ============      ============      ============      ============      ============
     $ 49,013,962      $ 18,450,527      $ 30,215,546      $ 33,817,597      $ 35,422,278      $  7,716,425      $ 15,447,479
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP           TOTAL
                                                                  INDEX--          GROWTH--          RETURN--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $296,618,592      $ 22,487,985      $ 65,474,076
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (55,725)           (2,480)           (3,030)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        373,748            19,116            92,077
    Administrative charges..................................         42,959             1,592            11,857
                                                               ------------      ------------      ------------
      Total net assets......................................   $296,146,160      $ 22,464,797      $ 65,367,112
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies........................................   $163,462,500      $  6,067,242      $ 45,288,824
    Group 2 Policies........................................     88,605,813         7,344,308        16,023,362
    Group 3 Policies........................................      3,763,025                --           219,786
    Group 4 Policies........................................     40,314,822         9,053,247         3,835,140
                                                               ------------      ------------      ------------
      Total net assets......................................   $296,146,160      $ 22,464,797      $ 65,367,112
                                                               ============      ============      ============
    Group 1 variable accumulation unit value................   $      37.96      $      12.26      $      25.26
                                                               ============      ============      ============
    Group 2 variable accumulation unit value................   $      12.52      $      12.67      $      12.42
                                                               ============      ============      ============
    Group 3 variable accumulation unit value................   $      14.34      $         --      $      13.52
                                                               ============      ============      ============
    Group 4 variable accumulation unit value................   $      15.63      $      14.86      $      14.33
                                                               ============      ============      ============
Identified Cost of Investment...............................   $214,588,038      $ 18,909,399      $ 58,157,666
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                           ALGER             ALGER            AMERICAN
                         AMERICAN           AMERICAN         CENTURY VP         AMERICAN          AMERICAN         CVS CALVERT
      MAINSTAY VP        LEVERAGED           SMALL            INFLATION        CENTURY VP        CENTURY VP          SOCIAL
        VALUE--          ALL CAP--      CAPITALIZATION--    PROTECTION--     INTERNATIONAL--       VALUE--          BALANCED
     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II          CLASS II          PORTFOLIO
    ----------------------------------------------------------------------------------------------------------------------------
     $ 87,731,650      $    353,921       $ 53,931,299      $     35,840      $  1,953,035      $  1,817,241      $  4,956,696
               --                --                 --               222                --                --                --
           11,209                35            (10,513)               --              (316)             (344)              (55)

          116,163                --             66,575                --                --                --             5,451
           14,193                --              6,511                --                --                --               436
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 87,612,503      $    353,956       $ 53,847,700      $     36,062      $  1,952,719      $  1,816,897      $  4,950,754
     ============      ============       ============      ============      ============      ============      ============
     $ 54,017,769      $         --       $ 24,521,797      $         --      $         --      $         --      $  1,732,239
       23,597,739                --         21,147,437                --                --                --         2,220,669
          652,434           353,956            851,415            36,062         1,952,719         1,816,897                --
        9,344,561                --          7,327,051                --                --                --           997,846
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 87,612,503      $    353,956       $ 53,847,700      $     36,062      $  1,952,719      $  1,816,897      $  4,950,754
     ============      ============       ============      ============      ============      ============      ============
     $      29.25      $         --       $      16.45      $         --      $         --      $         --      $      17.63
     ============      ============       ============      ============      ============      ============      ============
     $      17.59      $         --       $      12.50      $         --      $         --      $         --      $      12.56
     ============      ============       ============      ============      ============      ============      ============
     $      15.32      $      20.25       $      19.95      $      10.86      $      21.61      $      19.13      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      15.63      $         --       $      21.70      $         --      $         --      $         --      $      14.30
     ============      ============       ============      ============      ============      ============      ============
     $ 62,720,330      $    315,638       $ 31,188,753      $     36,530      $  1,627,259      $  1,774,862      $  4,269,000
     ============      ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)


                                                                DREYFUS IP        DREYFUS VIF       FIDELITY(R)
                                                                TECHNOLOGY        DEVELOPING            VIP
                                                                 GROWTH--          LEADERS--      CONTRAFUND(R)--
                                                              INITIAL SHARES    INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 10,032,263      $  1,444,374      $203,040,039
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         (1,234)               35             8,387

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for :
    Mortality and expense risk charges......................          8,800                --           242,805
    Administrative charges..................................            804                --            26,352
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 10,021,425      $  1,444,409      $202,779,269
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies........................................   $  3,043,679      $         --      $100,719,679
    Group 2 Policies........................................      3,045,145                --        65,386,702
    Group 3 Policies........................................        204,434         1,444,409         6,962,091
    Group 4 Policies........................................      3,728,167                --        29,710,797
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 10,021,425      $  1,444,409      $202,779,269
                                                               ============      ============      ============
    Group 1 variable accumulation unit value................   $      10.03      $         --      $      30.38
                                                               ============      ============      ============
    Group 2 variable accumulation unit value................   $      10.46      $         --      $      17.90
                                                               ============      ============      ============
    Group 3 variable accumulation unit value................   $      13.42      $      16.19      $      18.87
                                                               ============      ============      ============
    Group 4 variable accumulation unit value................   $      13.51      $         --      $      18.86
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  8,558,411      $  1,535,506      $149,523,909
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      FIDELITY(R)                                           FIDELITY(R)                                           JANUS ASPEN
          VIP           FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)         SERIES
        EQUITY-             VIP               VIP           INVESTMENT            VIP               VIP           BALANCED--
       INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $ 79,988,807      $  2,044,206      $  2,301,650      $    754,841      $  4,179,975      $  3,495,359      $125,010,589
               --                --                --                --                --                --                --
            7,405                --            10,492              (318)             (392)             (143)           12,376

           90,783                --                --                --                --                --           156,648
            9,892                --                --                --                --                --            12,123
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 79,895,537      $  2,044,206      $  2,312,142      $    754,523      $  4,179,583      $  3,495,216      $124,854,194
     ============      ============      ============      ============      ============      ============      ============
     $ 37,736,490      $         --      $         --      $         --      $         --      $         --      $ 46,015,099
       24,151,413                --                --                --                --                --        64,485,350
        2,769,498         2,044,206         2,312,142           754,523         4,179,583         3,495,216           566,214
       15,238,136                --                --                --                --                --        13,787,531
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 79,895,537      $  2,044,206      $  2,312,142      $    754,523      $  4,179,583      $  3,495,216      $124,854,194
     ============      ============      ============      ============      ============      ============      ============
     $      25.23      $         --      $         --      $         --      $         --      $         --      $      26.87
     ============      ============      ============      ============      ============      ============      ============
     $      17.53      $         --      $         --      $         --      $         --      $         --      $      15.28
     ============      ============      ============      ============      ============      ============      ============
     $      17.23      $      11.91      $      13.98      $      11.99      $      24.13      $      20.39      $      14.78
     ============      ============      ============      ============      ============      ============      ============
     $      17.10      $         --      $         --      $         --      $         --      $         --      $      14.89
     ============      ============      ============      ============      ============      ============      ============
     $ 66,435,829      $  1,809,145      $  2,062,670      $    771,582      $  3,953,837      $  2,897,316      $100,512,339
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                            JANUS ASPEN       JANUS ASPEN
                                                              SERIES            SERIES            MFS(R)
                                                              MID CAP          WORLDWIDE         INVESTORS
                                                             GROWTH--          GROWTH--            TRUST
                                                           INSTITUTIONAL     INSTITUTIONAL       SERIES--
                                                              SHARES            SHARES         INITIAL CLASS
                                                          ---------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    349,030      $128,801,370      $    136,671
  Dividends due and accrued.............................             --                --                --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................            (21)          (26,466)               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --           175,744                --
    Administrative charges..............................             --            16,176                --
                                                           ------------      ------------      ------------
      Total net assets..................................   $    349,009      $128,582,984      $    136,671
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --      $ 60,661,221      $         --
    Group 2 Policies....................................             --        59,446,615                --
    Group 3 Policies....................................        349,009           982,630           136,671
    Group 4 Policies....................................             --         7,492,518                --
                                                           ------------      ------------      ------------
      Total net assets..................................   $    349,009      $128,582,984      $    136,671
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $         --      $      22.16      $         --
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $         --      $      12.17      $         --
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $      18.10      $      14.02      $      13.96
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $         --      $      15.04      $         --
                                                           ============      ============      ============
Identified Cost of Investment...........................   $    269,152      $108,557,907      $    116,184
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                NEUBERGER
                           MFS(R)                                              BERMAN AMT           PIMCO
                             NEW             MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO
                          DISCOVERY         RESEARCH          UTILITIES          GROWTH            BOND--         REAL RETURN--
                          SERIES--          SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE
                        INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES
                       ---------------------------------------------------------------------------------------------------------
                        $    155,810      $        562      $    337,763      $    101,759      $     67,412      $      4,608
                                  --                --                --                --               193                19
                                                    --                 3                --                --                35
                                  18

                                  --                --                --                --                --                --
                                  --                --                --                --                --                --
                        ------------      ------------      ------------      ------------      ------------      ------------
                        $    155,828      $        562      $    337,766      $    101,759      $     67,605      $      4,662
                        ============      ============      ============      ============      ============      ============
                        $         --      $         --      $         --      $         --      $         --      $         --
                                  --                --                --                --                --                --
                             155,828               562           337,766           101,759            67,605             4,662
                                  --                --                --                --                --                --
                        ------------      ------------      ------------      ------------      ------------      ------------
                        $    155,828      $        562      $    337,766      $    101,759      $     67,605      $      4,662
                        ============      ============      ============      ============      ============      ============
                        $         --      $         --      $         --      $         --      $         --      $         --
                        ============      ============      ============      ============      ============      ============
                        $         --      $         --      $         --      $         --      $         --      $         --
                        ============      ============      ============      ============      ============      ============
                        $      14.63      $      12.11      $      30.55      $      18.41      $      10.40      $      10.05
                        ============      ============      ============      ============      ============      ============
                        $         --      $         --      $         --      $         --      $         --      $         --
                        ============      ============      ============      ============      ============      ============
                        $    134,452      $        561      $    290,642      $     66,170      $     68,838      $      5,237
                        ============      ============      ============      ============      ============      ============


                            PIMCO
                            TOTAL
                          RETURN--
                       ADMINISTRATIVE
                        CLASS SHARES
                       ---------------
                        $      3,041
                                  13
                                (316)
                                  --
                                  --
                        ------------
                        $      2,738
                        ============
                        $         --
                                  --
                               2,738
                                  --
                        ------------
                        $      2,738
                        ============
                        $         --
                        ============
                        $         --
                        ============
                        $      10.35
                        ============
                        $         --
                        ============
                        $     19,139
                        ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2007
(Unaudited)

                                                                                                        T. ROWE
                                                                   ROYCE              ROYCE              PRICE
                                                                 MICRO-CAP          SMALL-CAP            EQUITY
                                                                PORTFOLIO--        PORTFOLIO--           INCOME
                                                              INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                              ------------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $  6,996,069       $  4,164,274       $ 73,289,387
  Dividends due and accrued.................................              --                 --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................           4,824              4,182              6,765

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for :
    Mortality and expense risk charges......................           5,934              3,465             72,983
    Administrative charges..................................             521                275              5,831
                                                                ------------       ------------       ------------
      Total net assets......................................    $  6,994,438       $  4,164,716       $ 73,217,338
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies........................................    $  2,150,225       $  1,190,068       $ 22,489,224
    Group 2 Policies........................................       2,291,632          1,497,344         29,182,087
    Group 3 Policies........................................              --                 --          1,721,406
    Group 4 Policies........................................       2,552,581          1,477,304         19,824,621
                                                                ------------       ------------       ------------
      Total net assets......................................    $  6,994,438       $  4,164,716       $ 73,217,338
                                                                ============       ============       ============
    Group 1 variable accumulation unit value................    $      13.54       $      12.77       $      17.87
                                                                ============       ============       ============
    Group 2 variable accumulation unit value................    $      13.49       $      12.70       $      18.18
                                                                ============       ============       ============
    Group 3 variable accumulation unit value................    $         --       $         --       $      16.67
                                                                ============       ============       ============
    Group 4 variable accumulation unit value................    $      13.50       $      12.96       $      16.77
                                                                ============       ============       ============
Identified Cost of Investment...............................    $  6,392,667       $  3,777,415       $ 59,464,332
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

        T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
         PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
       LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
       TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
       PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------
     $    232,792      $    410,675      $ 24,225,361      $     94,659      $ 67,415,599      $    932,303
              895                --                --                --                --                --
                 )
             (330                --            30,707                --           (14,855)              (22)

               --                --            19,371                --            79,068                --
               --                --             1,973                --             7,832                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $    233,357      $    410,675      $ 24,234,724      $     94,659      $ 67,313,844      $    932,281
     ============      ============      ============      ============      ============      ============
     $         --      $         --      $  8,150,718      $         --      $ 29,289,025      $         --
               --                --         6,163,821                --        24,472,948                --
          233,357           410,675         1,553,761            94,659         1,201,476           932,281
               --                --         8,366,424                --        12,350,395                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $    233,357      $    410,675      $ 24,234,724      $     94,659      $ 67,313,844      $    932,281
     ============      ============      ============      ============      ============      ============
     $         --      $         --      $      17.41      $         --      $      28.43      $         --
     ============      ============      ============      ============      ============      ============
     $         --      $         --      $      16.80      $         --      $      29.39      $         --
     ============      ============      ============      ============      ============      ============
     $      11.49      $      11.16      $      32.85      $      15.40      $      32.01      $      25.58
     ============      ============      ============      ============      ============      ============
     $         --      $         --      $      17.43      $         --      $      32.89      $         --
     ============      ============      ============      ============      ============      ============
     $    239,167      $    393,019      $ 21,193,756      $     90,223      $ 35,100,313      $    975,158
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2007
(Unaudited)


                                                                              MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                          BALANCED--          BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................  $         --      $         --      $         --      $    833,864      $         --
  Mortality and expense risk charges...       (28,523)          (77,950)         (670,481)          (83,532)         (326,523)
  Administrative charges...............        (2,386)           (6,343)          (83,967)           (6,284)          (35,926)
                                         ------------      ------------      ------------      ------------      ------------
      Net investment income (loss).....       (30,909)          (84,293)         (754,448)          744,048          (362,449)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....     6,289,177         1,253,871        12,715,213         8,044,429         3,953,500
  Cost of investments sold.............    (5,504,191)       (1,216,923)      (11,836,891)       (8,044,549)       (4,229,937)
                                         ------------      ------------      ------------      ------------      ------------
      Net realized gain (loss) on
        investments....................       784,986            36,948           878,322              (120)         (276,437)
  Realized gain distribution
    received...........................            --                --                --                --                --
  Change in unrealized appreciation
    (depreciation) on investments......      (356,540)          222,625        24,204,173               253         8,944,982
                                         ------------      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...       428,446           259,573        25,082,495               133         8,668,545
                                         ------------      ------------      ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations...................  $    397,537      $    175,280      $ 24,328,047      $    744,181      $  8,306,096
                                         ============      ============      ============      ============      ============


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                         INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP
                                           EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................  $         --      $         --      $         --      $         --      $         --
  Mortality and expense risk charges...      (166,748)          (55,098)          (94,675)         (112,990)         (115,540)
  Administrative charges...............       (14,189)           (2,054)           (6,705)           (6,474)           (7,759)
                                         ------------      ------------      ------------      ------------      ------------
      Net investment income (loss).....      (180,937)          (57,152)         (101,380)         (119,464)         (123,299)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....     2,643,574         1,110,141         1,306,791         3,013,000         1,680,201
  Cost of investments sold.............    (1,482,851)         (979,205)         (793,152)       (1,643,728)       (1,009,427)
                                         ------------      ------------      ------------      ------------      ------------
      Net realized gain (loss) on
        investments....................     1,160,723           130,936           513,639         1,369,272           670,774
  Realized gain distribution
    received...........................            --                --                --                --                --
  Change in unrealized appreciation
    (depreciation) on investments......     2,780,654         2,042,988         3,435,831         5,079,045         3,582,228
                                         ------------      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...     3,941,377         2,173,924         3,949,470         6,448,317         4,253,002
                                         ------------      ------------      ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations...................  $  3,760,440      $  2,116,772      $  3,848,090      $  6,328,853      $  4,129,703
                                         ============      ============      ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                MAINSTAY VP
      MAINSTAY VP                                                             MAINSTAY VP       HIGH YIELD        MAINSTAY VP
     CONSERVATIVE       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT
     ALLOCATION--      CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--           EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $    551,614      $         --      $         --      $         --      $         --
           (4,980)         (100,972)          (46,902)          (50,655)          (27,981)         (291,097)          (35,542)
             (550)           (5,697)           (5,828)           (4,161)           (1,902)          (27,283)           (1,816)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (5,530)         (106,669)          498,884           (54,816)          (29,883)         (318,380)          (37,358)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          243,358         1,639,073        26,549,494         1,196,754           544,679         4,658,206           362,428
         (224,688)       (1,301,034)      (26,611,776)       (1,224,405)         (492,724)       (3,712,120)         (236,398)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           18,670           338,039           (62,282)          (27,651)           51,955           946,086           126,030
               --                --                --                --                --                --                --
           57,745         3,049,676            99,484           153,889           814,850         1,868,329         1,175,408
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           76,415         3,387,715            37,202           126,238           866,805         2,814,415         1,301,438
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     70,885      $  3,281,046      $    536,086      $     71,422      $    836,922      $  2,496,035      $  1,264,080
     ============      ============      ============      ============      ============      ============      ============


       MAINSTAY VP
        INCOME &
        GROWTH--
      INITIAL CLASS
     ---------------
      $         --
           (27,306)
            (1,348)
      ------------
           (28,654)
      ------------
         1,128,233
          (783,549)
      ------------
           344,684
                --
           441,078
      ------------
           785,762
      ------------
      $    757,108
      ============

                        MAINSTAY VP                                                                                  ALGER
      MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                          AMERICAN
       MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL          MAINSTAY VP        LEVERAGED
     ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--           VALUE--          ALL CAP--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
          (18,890)          (38,269)         (780,158)          (59,649)         (182,096)         (231,989)               --
           (1,296)           (2,977)          (78,992)           (2,993)          (22,207)          (25,845)               --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          (20,186)          (41,246)         (859,150)          (62,642)         (204,303)         (257,834)               --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          767,091           578,822         7,960,361         1,474,339         3,344,167         2,766,268           108,238
         (699,947)         (512,948)       (6,414,999)       (1,059,349)       (2,890,144)       (1,972,184)          (81,948)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           67,144            65,874         1,545,362           414,990           454,023           794,084            26,290
               --                --                --                --                --                --                --
          328,750           956,790        17,298,304           869,941         3,656,760         5,585,883            10,980
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          395,894         1,022,664        18,843,666         1,284,931         4,110,783         6,379,967            37,270
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $    375,708      $    981,418      $ 17,984,516      $  1,222,289      $  3,906,480      $  6,122,133      $     37,270
     ============      ============      ============      ============      ============      ============      ============

          ALGER
         AMERICAN
          SMALL
     CAPITALIZATION--
      CLASS O SHARES
     ----------------
       $         --
           (134,722)
            (11,689)
       ------------
           (146,411)
       ------------
          3,274,102
         (1,945,464)
       ------------
          1,328,638
                 --
          4,818,776
       ------------
          6,147,414
       ------------
       $  6,001,003
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                           AMERICAN
                                          CENTURY VP         AMERICAN          AMERICAN         CVS CALVERT       DREYFUS IP
                                           INFLATION        CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY
                                         PROTECTION--     INTERNATIONAL--       VALUE--          BALANCED          GROWTH--
                                           CLASS II          CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................  $        908      $     10,071      $     21,678      $         --      $         --
  Mortality and expense risk charges...            --                --                --           (13,206)          (26,358)
  Administrative charges...............            --                --                --              (854)           (1,493)
                                         ------------      ------------      ------------      ------------      ------------
      Net investment income (loss).....           908            10,071            21,678           (14,060)          (27,851)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....         2,433           127,925            21,655           396,468           913,506
  Cost of investments sold.............        (2,557)          (86,605)          (20,946)         (355,726)         (726,751)
                                         ------------      ------------      ------------      ------------      ------------
      Net realized gain (loss) on
        investments....................          (124)           41,320               709            40,742           186,755
  Realized gain distribution
    received...........................            --                --           123,872                --                --
  Change in unrealized appreciation
    (depreciation) on investments......          (426)          149,643           (52,716)          125,851           490,567
                                         ------------      ------------      ------------      ------------      ------------
      Net gain (loss) on investments...          (550)          190,963            71,865           166,593           677,322
                                         ------------      ------------      ------------      ------------      ------------
        Net increase (decrease) in net
          assets resulting from
          operations...................  $        358      $    201,034      $     93,543      $    152,533      $    649,471
                                         ============      ============      ============      ============      ============

                                                                           JANUS ASPEN      JANUS ASPEN
                                                          JANUS ASPEN         SERIES           SERIES           MFS(R)
                                         FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS
                                             VIP           BALANCED--        GROWTH--         GROWTH--          TRUST
                                          OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--
                                        INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................  $     36,678     $  1,773,729     $        315     $    531,415     $      1,034
  Mortality and expense risk charges...            --         (326,278)              --         (327,879)              --
  Administrative charges...............            --          (22,759)              --          (28,716)              --
                                         ------------     ------------     ------------     ------------     ------------
      Net investment income (loss).....        36,678        1,424,692              315          174,820            1,034
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....       148,188        5,363,615           21,705        4,772,172            1,534
  Cost of investments sold.............       (95,778)      (4,872,539)         (13,145)      (5,645,855)          (1,177)
                                         ------------     ------------     ------------     ------------     ------------
      Net realized gain (loss) on
        investments....................        52,410          491,076            8,560         (873,683)             357
  Realized gain distribution
    received...........................       160,223               --            1,842               --            1,048
  Change in unrealized appreciation
    (depreciation) on investments......       105,590        5,270,059           27,954       15,371,940            6,808
                                         ------------     ------------     ------------     ------------     ------------
      Net gain (loss) on investments...       318,223        5,761,135           38,356       14,498,257            8,213
                                         ------------     ------------     ------------     ------------     ------------
        Net increase (decrease) in net
          assets resulting from
          operations...................  $    354,901     $  7,185,827     $     38,671     $ 14,673,077     $      9,247
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          FIDELITY(R)                                           FIDELITY(R)
      DREYFUS VIF       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)
      DEVELOPING            VIP             EQUITY-             VIP               VIP           INVESTMENT            VIP
       LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $      7,542      $     58,538      $     27,286      $      7,847      $     35,103      $     23,314      $     17,147
               --          (509,875)         (198,398)               --                --                --                --
               --           (48,086)          (17,889)               --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            7,542          (499,423)         (189,001)            7,847            35,103            23,314            17,147
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
          123,206         5,174,279         2,398,322            29,379            18,480            21,492           206,371
         (125,014)       (4,008,962)       (2,112,300)          (26,171)          (15,665)          (22,190)         (196,064)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (1,808)        1,165,317           286,022             3,208             2,815              (698)           10,307
          131,869         2,341,518           109,144                --                --                --           330,006
          (92,266)       13,082,521         5,883,263           193,446           101,251           (21,736)           77,034
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           37,795        16,589,356         6,278,429           196,654           104,066           (22,434)          417,347
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     45,337      $ 16,089,933      $  6,089,428      $    204,501      $    139,169      $        880      $    434,494
     ============      ============      ============      ============      ============      ============      ============

                                                             NEUBERGER
        MFS(R)                                              BERMAN AMT           PIMCO                               PIMCO
          NEW             MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             TOTAL
       DISCOVERY         RESEARCH          UTILITIES          GROWTH            BOND--         REAL RETURN--       RETURN--
       SERIES--          SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $      3,366      $         --      $        776      $        112      $        173
               --                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
               --                --             3,366                --               776               112               173
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            4,123                --            52,833             2,241               178               757            18,408
           (3,125)               --           (36,843)           (1,380)             (175)             (341)           (2,046)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
              998                --            15,990               861                 3               416            16,362
            8,790                --            24,397                --                --                --                --
              456                 1            10,046            13,415            (1,491)             (487)          (16,239)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           10,244                 1            50,433            14,276            (1,488)              (71)              123
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     10,244      $          1      $     53,799      $     14,276      $       (712)     $         41      $        296
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
(Unaudited)

                                                                                  T. ROWE            T. ROWE
                                             ROYCE              ROYCE              PRICE              PRICE
                                           MICRO-CAP          SMALL-CAP            EQUITY            LIMITED-
                                          PORTFOLIO--        PORTFOLIO--           INCOME           TERM BOND
                                        INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO          PORTFOLIO
                                        -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................   $        --        $        --        $   543,974        $     4,897
  Mortality and expense risk charges...       (16,548)            (9,137)          (177,852)                --
  Administrative charges...............          (886)              (453)           (10,528)                --
                                          -----------        -----------        -----------        -----------
      Net investment income (loss).....       (17,434)            (9,590)           355,594              4,897
                                          -----------        -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....       449,488            171,099          1,487,723              8,863
  Cost of investments sold.............      (415,899)          (153,324)        (1,076,129)            (9,347)
                                          -----------        -----------        -----------        -----------
      Net realized gain (loss) on
        investments....................        33,589             17,775            411,594               (484)
  Realized gain distribution
    received...........................            --                 --            666,418                 --
  Change in unrealized appreciation
    (depreciation) on investments......       499,685            314,513          3,709,312                 (2)
                                          -----------        -----------        -----------        -----------
      Net gain (loss) on investments...       533,274            332,288          4,787,324               (486)
                                          -----------        -----------        -----------        -----------
        Net increase (decrease) in net
          assets resulting from
          operations...................   $   515,840        $   322,698        $ 5,142,918        $     4,411
                                          ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                 VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
      VAN ECK                   UIF EMERGING   UIF EMERGING    UIF U.S.
     WORLDWIDE      VAN ECK       MARKETS        MARKETS         REAL
     ABSOLUTE      WORLDWIDE       DEBT--        EQUITY--      ESTATE--
      RETURN      HARD ASSETS     CLASS I        CLASS I        CLASS I
    ---------------------------------------------------------------------
    $     1,300   $   19,541    $        --    $        --    $        --
             --      (45,638)            --       (156,996)            --
             --       (3,052)            --        (13,327)            --
    -----------   -----------   -----------    -----------    -----------
          1,300      (29,149)            --       (170,323)            --
    -----------   -----------   -----------    -----------    -----------
          2,139      546,283          4,712      4,172,330         12,266
         (2,042)    (497,812)        (4,360)    (1,608,847)        (8,619)
    -----------   -----------   -----------    -----------    -----------
             97       48,471            352      2,563,483          3,647
          4,468    1,906,351             --             --             --
         13,501    1,943,973          2,099      7,361,245        (62,954)
    -----------   -----------   -----------    -----------    -----------
         18,066    3,898,795          2,451      9,924,728        (59,307)
    -----------   -----------   -----------    -----------    -----------
    $    19,366   $3,869,646    $     2,451    $ 9,754,405    $   (59,307)
    ===========   ===========   ===========    ===========    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (30,909)  $    184,496   $    (84,293)  $    167,738
    Net realized gain (loss) on investments..........       784,986         76,842         36,948        (27,827)
    Realized gain distribution received..............            --        127,368             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (356,540)       767,998        222,625        918,760
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       397,537      1,156,704        175,280      1,058,671
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       896,968      1,650,893      1,903,422      4,110,236
    Cost of insurance................................      (298,995)      (493,865)      (863,372)    (1,769,389)
    Policyowners' surrenders.........................       (68,431)      (163,974)      (483,682)    (1,459,353)
    Net transfers from (to) Fixed Account............       269,647        654,003        (68,492)        45,407
    Transfers between Investment Divisions...........       374,467      1,084,636        465,399     (1,258,264)
    Policyowners' death benefits.....................        (2,114)       (22,514)       (73,799)       (86,966)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....    (5,906,171)            --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (4,734,629)     2,709,179        879,476       (418,329)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (529)        (1,692)           (52)        (1,157)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (4,337,621)     3,864,191      1,054,704        639,185
NET ASSETS:
    Beginning of period..............................    13,557,533      9,693,342     28,209,762     27,570,577
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $  9,219,912   $ 13,557,533   $ 29,264,466   $ 28,209,762
                                                       ============   ============   ============   ============


                                                               MAINSTAY VP                   MAINSTAY VP
                                                              CONVERTIBLE--                FLOATING RATE--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (106,669)  $    675,062   $    498,884   $  1,582,335
    Net realized gain (loss) on investments..........       338,039        435,100        (62,282)       (26,760)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     3,049,676      2,230,893         99,484        (98,692)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,281,046      3,341,055        536,086      1,456,883
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,655,613      5,336,171        846,607      2,038,825
    Cost of insurance................................    (1,105,210)    (2,201,823)      (201,747)      (293,311)
    Policyowners' surrenders.........................      (794,397)    (1,442,690)      (251,841)       (86,156)
    Net transfers from (to) Fixed Account............      (338,772)      (683,745)       446,177        339,532
    Transfers between Investment Divisions...........      (145,102)    (1,492,159)       717,900      2,279,784
    Policyowners' death benefits.....................       (78,272)      (103,107)        (4,457)       (21,433)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --    (24,574,718)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       193,860       (587,353)   (23,022,079)     4,257,241
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (3,445)        (5,141)          (931)        (2,143)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     3,471,461      2,748,561    (22,486,924)     5,711,981
NET ASSETS:
    Beginning of period..............................    37,033,765     34,285,204     30,727,452     25,015,471
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 40,505,226   $ 37,033,765   $  8,240,528   $ 30,727,452
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
            MAINSTAY VP                                                 MAINSTAY VP                  CONSERVATIVE
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--                 ALLOCATION--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007         2006(A)
    ---------------------------------------------------------------------------------------------------------------------
    $   (754,448)  $   (623,951)  $    744,048   $  1,414,527   $   (362,449)  $    (39,062)  $     (5,530)  $     10,721
         878,322       (295,827)          (120)           108       (276,437)    (1,656,043)        18,670          3,126
              --             --             --             --             --      2,494,358             --          4,117
      24,204,173      9,449,072            253         (1,091)     8,944,982     15,185,838         57,745         53,678
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      24,328,047      8,529,294        744,181      1,413,544      8,306,096     15,985,091         70,885         71,642
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,473,759     35,682,308      3,821,569     10,305,071      6,620,933     14,202,977        297,047         39,910
      (8,612,906)   (18,028,144)    (1,437,194)    (3,123,412)    (3,485,011)    (6,978,415)       (34,424)       (24,919)
      (5,991,873)   (11,440,367)    (1,159,575)    (3,135,721)    (2,300,087)    (5,260,714)       (28,869)           398
      (2,666,072)    (5,451,857)     3,749,465        445,445     (1,040,627)    (1,752,585)        47,307        120,518
      (8,797,122)   (14,101,293)      (514,287)    (6,150,191)    (1,556,896)    (3,431,856)       352,682      1,020,621
        (257,490)      (498,071)       (45,055)      (385,195)       (73,139)      (264,460)        (1,424)            --
              --             --             --             --             --             --             --        250,000
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (9,851,704)   (13,837,424)     4,414,923     (2,044,003)    (1,834,827)    (3,485,053)       632,319      1,406,528
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (36,159)       (24,794)          (670)        (1,269)       (10,703)       (26,436)           (72)           (76)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,440,184     (5,332,924)     5,158,434       (631,728)     6,460,566     12,473,602        703,132      1,478,094
     229,207,833    234,540,757     33,391,125     34,022,853    115,465,801    102,992,199      1,478,094             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $243,648,017   $229,207,833   $ 38,549,559   $ 33,391,125   $121,926,367   $115,465,801   $  2,181,226   $  1,478,094
    ============   ============   ============   ============   ============   ============   ============   ============


                                          MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                     GROWTH                      HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--            ICAP SELECT EQUITY--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007         2006(A)          2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (54,816)  $     67,605   $    (29,883)  $     32,936   $   (318,380)  $  1,359,921   $    (37,358)  $    (24,976)
         (27,651)       (94,642)        51,955          8,718        946,086        282,478        126,030        451,060
              --             --             --         42,862             --             --             --         54,400
         153,889        713,620        814,850        478,580      1,868,329      8,808,354      1,175,408      1,333,253
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          71,422        686,583        836,922        563,096      2,496,035     10,450,753      1,264,080      1,813,737
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,266,176      2,835,508      1,617,121      1,505,875      7,141,521     13,964,099      1,021,337      1,539,275
        (591,070)    (1,238,148)      (446,547)      (292,953)    (3,300,296)    (6,420,681)      (375,415)      (575,700)
        (338,766)    (3,082,888)      (308,848)       (44,005)    (2,082,061)    (3,818,480)      (226,074)      (636,759)
        (101,817)      (171,002)       567,903        854,160         64,741       (349,654)       298,423       (518,068)
        (572,740)      (611,485)     3,131,263      4,471,947       (719,525)    (1,220,079)     1,910,349        340,969
         (58,337)       (80,939)            --         (2,610)      (128,599)      (360,584)       (13,484)       (45,519)
              --             --             --        250,000             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (396,554)    (2,348,954)     4,560,892      6,742,414        975,781      1,794,621      2,615,136        104,198
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              36           (774)          (675)          (483)        (2,712)       (10,612)        (1,068)        (2,167)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (325,096)    (1,663,145)     5,397,139      7,305,027      3,469,104     12,234,762      3,878,148      1,915,768
      18,432,581     20,095,726      7,305,027             --    103,900,348     91,665,586     11,896,090      9,980,322
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,107,485   $ 18,432,581   $ 12,702,166   $  7,305,027   $107,369,452   $103,900,348   $ 15,774,238   $ 11,896,090
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                            INCOME & GROWTH--          INTERNATIONAL EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (28,654)  $     14,090   $   (180,937)  $   (123,767)
    Net realized gain (loss) on investments..........       344,684        201,696      1,160,723      1,412,352
    Realized gain distribution received..............            --        128,746             --        526,683
    Change in unrealized appreciation (depreciation)
      on investments.................................       441,078        996,433      2,780,654     10,597,704
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       757,108      1,340,965      3,760,440     12,412,972
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       815,324      1,479,847      4,991,501      7,507,393
    Cost of insurance................................      (286,975)      (513,138)    (1,675,364)    (2,599,822)
    Policyowners' surrenders.........................      (237,109)      (364,630)      (860,217)    (2,996,207)
    Net transfers from (to) Fixed Account............        12,598         82,134        272,482         57,909
    Transfers between Investment Divisions...........      (595,151)       344,500      2,689,314      7,753,885
    Policyowners' death benefits.....................       (19,232)          (625)       (43,232)       (98,769)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............      (310,545)     1,028,088      5,374,484      9,624,389
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (843)        (1,708)        (4,250)       (15,044)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       445,720      2,367,345      9,130,674     22,022,317
NET ASSETS:
    Beginning of period..............................    10,405,395      8,038,050     57,504,961     35,482,644
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 10,851,115   $ 10,405,395   $ 66,635,635   $ 57,504,961
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                    MODERATE
                                                                MODERATE                       GROWTH
                                                              ALLOCATION--                  ALLOCATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2007         2006(A)          2007         2006(A)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (20,186)  $     38,623   $    (41,246)  $     68,507
    Net realized gain (loss) on investments..........        67,144          5,480         65,874          4,780
    Realized gain distribution received..............            --         15,237             --         50,851
    Change in unrealized appreciation (depreciation)
      on investments.................................       328,750        267,250        956,790        575,739
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       375,708        326,590        981,418        699,877
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       855,183        490,192      2,102,586      1,494,839
    Cost of insurance................................      (202,500)      (139,136)      (486,456)      (310,541)
    Policyowners' surrenders.........................       (36,007)        (6,528)      (166,138)       (41,631)
    Net transfers from (to) Fixed Account............       356,967      1,113,494        315,052      1,016,624
    Transfers between Investment Divisions...........     1,605,904      3,329,596      3,863,000      7,349,484
    Policyowners' death benefits.....................        (6,928)            --       (100,009)            --
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --        250,000             --        250,000
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     2,572,619      5,037,618      5,528,035      9,758,775
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (296)          (297)          (852)          (533)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     2,948,031      5,363,911      6,508,601     10,458,119
NET ASSETS:
    Beginning of period..............................     5,363,911             --     10,458,119             --
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $  8,311,942   $  5,363,911   $ 16,966,720   $ 10,458,119
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
        LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--               MID CAP VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (57,152)  $    (71,587)  $   (101,380)  $   (155,831)  $   (119,464)  $   (205,076)  $   (123,299)  $   (178,452)
         130,936       (115,888)       513,639        570,751      1,369,272      1,670,659        670,774      1,239,123
              --             --             --        193,087             --        698,371             --        511,985
       2,042,988      1,385,239      3,435,831      3,045,102      5,079,045        714,133      3,582,228      3,170,449
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,116,772      1,197,764      3,848,090      3,653,109      6,328,853      2,878,087      4,129,703      4,743,105
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,755,773      3,452,143      3,138,649      5,827,196      4,005,018      8,341,861      3,417,283      7,304,282
        (644,315)    (1,196,150)      (988,957)    (1,730,190)    (1,371,322)    (2,630,395)    (1,260,132)    (2,397,445)
        (545,235)      (905,845)      (613,762)      (904,608)      (865,632)    (1,457,530)      (642,610)    (1,120,349)
         (77,684)      (107,052)        98,829        (58,503)      (220,012)       120,659       (256,606)      (109,863)
         667,641       (416,362)     1,220,621      2,490,092       (625,477)       726,262       (128,925)    (1,652,676)
         (12,787)       (17,652)       (36,772)       (24,426)       (32,916)      (102,268)       (44,287)      (105,294)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,143,393        809,082      2,818,608      5,599,561        889,659      4,998,589      1,084,723      1,918,655
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
                )        (2,021)        (3,341)        (4,372)        (5,227)        (4,958)        (3,456)        (5,301)
          (2,164
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,258,001      2,004,825      6,663,357      9,248,298      7,213,285      7,871,718      5,210,970      6,656,459
      19,536,022     17,531,197     31,942,010     22,693,712     39,690,978     31,819,260     40,594,326     33,937,867
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 22,794,023   $ 19,536,022   $ 38,605,367   $ 31,942,010   $ 46,904,263   $ 39,690,978   $ 45,805,296   $ 40,594,326
    ============   ============   ============   ============   ============   ============   ============   ============


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
          S&P 500 INDEX--             SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (859,150)  $   (172,979)  $    (62,642)  $   (118,675)  $   (204,303)  $       (138)  $   (257,834)  $   (171,862)
       1,545,362      2,765,445        414,990      1,189,144        454,023        627,875        794,084        957,572
              --             --             --            182             --        818,537             --      1,193,376
      17,298,304     33,544,161        869,941         84,224      3,656,760      3,791,599      5,585,883     10,616,743
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,984,516     36,136,627      1,222,289      1,154,875      3,906,480      5,237,873      6,122,133     12,595,829
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      18,450,155     41,013,796      2,212,540      5,033,363      4,196,422      8,752,763      5,352,890     10,308,280
      (8,718,678)   (17,271,660)      (690,636)    (1,480,533)    (2,265,102)    (4,668,260)    (2,470,702)    (4,865,757)
      (5,795,733)   (12,184,081)      (539,433)      (760,448)    (1,521,907)    (2,921,011)    (1,633,119)    (3,816,482)
      (1,854,618)    (5,815,729)      (164,353)      (442,258)      (506,207)    (1,261,664)      (645,974)      (955,737)
      (3,390,018)   (10,051,777)    (1,108,640)    (1,698,081)    (1,952,057)    (2,090,911)      (699,102)    (1,911,322)
        (248,262)      (632,673)       (19,242)       (49,352)      (115,293)      (140,331)      (197,393)      (258,554)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,557,154)    (4,942,124)      (309,764)       602,691     (2,164,144)    (2,329,414)      (293,400)    (1,499,572)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (23,205)       (54,190)          (621)        (2,222)        (5,256)        (9,304)        (7,625)       (19,016)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,404,157     31,140,313        911,904      1,755,344      1,737,080      2,899,155      5,821,108     11,077,241
     279,742,003    248,601,690     21,552,893     19,797,549     63,630,032     60,730,877     81,791,395     70,714,154
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $296,146,160   $279,742,003   $ 22,464,797   $ 21,552,893   $ 65,367,112   $ 63,630,032   $ 87,612,503   $ 81,791,395
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                             ALGER AMERICAN
                                                                LEVERAGED                  ALGER AMERICAN
                                                                ALL CAP--              SMALL CAPITALIZATION--
                                                             CLASS O SHARES                CLASS O SHARES
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $         --   $         --   $   (146,411)  $   (252,546)
    Net realized gain (loss) on investments..........        26,290            938      1,328,638      1,646,383
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................        10,980         21,303      4,818,776      6,120,976
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        37,270         22,241      6,001,003      7,514,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         9,251         61,342      3,234,842      6,299,953
    Cost of insurance................................       (21,619)        (6,117)    (1,393,847)    (2,624,913)
    Policyowners' surrenders.........................            --             --     (1,072,092)    (2,014,546)
    Net transfers from (to) Fixed Account............        43,363         25,189       (421,413)      (467,623)
    Transfers between Investment Divisions...........       107,333             --       (886,521)       593,134
    Policyowners' death benefits.....................            --             --        (39,657)       (11,303)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       138,328         80,414       (578,688)     1,774,702
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --         (6,746)       (13,466)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       175,598        102,655      5,415,569      9,276,049
NET ASSETS:
    Beginning of period..............................       178,358         75,703     48,432,131     39,156,082
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $    353,956   $    178,358   $ 53,847,700   $ 48,432,131
                                                       ============   ============   ============   ============


                                                               DREYFUS IP                    DREYFUS VIF
                                                           TECHNOLOGY GROWTH--          DEVELOPING LEADERS--
                                                             INITIAL SHARES                INITIAL SHARES
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (27,851)  $    (49,638)  $      7,542   $      1,289
    Net realized gain (loss) on investments..........       186,755        195,327         (1,808)        (1,491)
    Realized gain distribution received..............            --             --        131,869         26,656
    Change in unrealized appreciation (depreciation)
      on investments.................................       490,567        174,254        (92,266)        (8,605)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       649,471        319,943         45,337         17,849
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,075,745      2,203,434          7,947         41,041
    Cost of insurance................................      (429,726)      (814,807)        (6,850)        (9,880)
    Policyowners' surrenders.........................      (123,536)      (300,866)            --             --
    Net transfers from (to) Fixed Account............       (42,121)        38,489        476,923        505,737
    Transfers between Investment Divisions...........      (439,057)      (293,416)        45,871         (5,296)
    Policyowners' death benefits.....................          (708)        (1,942)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        40,597        830,892        523,891        531,602
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (566)          (325)            --             --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       689,502      1,150,510        569,228        549,451
NET ASSETS:
    Beginning of period..............................     9,331,923      8,181,413        875,181        325,730
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 10,021,425   $  9,331,923   $  1,444,409   $    875,181
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                         AMERICAN
        AMERICAN CENTURY VP           AMERICAN CENTURY VP               CENTURY VP                    CVS CALVERT
      INFLATION PROTECTION--            INTERNATIONAL--                   VALUE--                   SOCIAL BALANCED
             CLASS II                      CLASS II                      CLASS II                      PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $        908   $        558   $     10,071   $      1,896   $     21,678   $      3,734   $    (14,060)  $     84,484
            (124)           (34)        41,320          5,225            709         58,978         40,742         23,920
              --             --             --             --        123,872         26,486             --         85,237
            (426)           (85)       149,643        162,983        (52,716)        97,415        125,851        173,269
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             358            439        201,034        170,104         93,543        186,613        152,533        366,910
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           2,811         15,666         60,668        106,121         58,809         46,827        346,054        725,269
         (18,776)          (885)       (31,076)       (16,343)       (29,209)       (29,830)      (146,579)      (301,651)
              --             --        (46,910)        (2,172)            --         (8,507)      (118,392)      (225,957)
             744         10,560         59,173         96,008         43,828         52,650       (121,785)           307
          18,758             --         18,428      1,218,736        201,543        910,134        (92,845)       (59,167)
              --             --             --             --             --             --        (23,521)       (15,230)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           3,537         25,341         60,283      1,402,350        274,971        971,274       (157,068)       123,571
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --             --             --           (154)          (492)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           3,895         25,780        261,317      1,572,454        368,514      1,157,887         (4,689)       489,989
          32,167          6,387      1,691,402        118,948      1,448,383        290,496      4,955,443      4,465,454
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     36,062   $     32,167   $  1,952,719   $  1,691,402   $  1,816,897   $  1,448,383   $  4,950,754   $  4,955,443
    ============   ============   ============   ============   ============   ============   ============   ============


          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--                     INDEX 500--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $   (499,423)  $  1,212,015   $   (189,001)  $  1,700,578   $      7,847   $      1,332   $     35,103   $     26,064
       1,165,317      1,952,615        286,022        443,483          3,208            590          2,815        236,250
       2,341,518     14,493,468        109,144      7,580,295             --             --             --             --
      13,082,521        296,300      5,883,263      1,461,661        193,446         30,165        101,251         43,851
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,089,933     17,954,398      6,089,428     11,186,017        204,501         32,087        139,169        306,165
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,242,006     24,732,959      5,047,009      9,328,651          7,328         13,272        152,341         93,536
      (5,180,380)    (9,999,429)    (2,051,768)    (3,679,183)        (9,531)       (10,447)       (27,060)       (45,247)
      (3,755,185)    (7,964,078)    (1,249,799)    (3,599,786)            --             --             --         (7,508)
         (59,414)      (946,564)       591,076        102,689        612,769        746,397        190,072         69,528
         377,121      1,329,542        190,279      3,231,710        101,591          2,501         47,771        (92,324)
        (177,647)      (291,522)      (108,499)      (101,004)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,446,501      6,860,908      2,418,298      5,283,077        712,157        751,723        363,124         17,985
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (19,207)       (34,048)        (6,382)       (15,230)            --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      19,517,227     24,781,258      8,501,344     16,453,864        916,658        783,810        502,293        324,150
     183,262,042    158,480,784     71,394,193     54,940,329      1,127,548        343,738      1,809,849      1,485,699
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $202,779,269   $183,262,042   $ 79,895,537   $ 71,394,193   $  2,044,206   $  1,127,548   $  2,312,142   $  1,809,849
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)


                                                             FIDELITY(R) VIP              FIDELITY(R) VIP
                                                         INVESTMENT GRADE BOND--             MID CAP--
                                                              INITIAL CLASS                INITIAL CLASS
                                                       ---------------------------   -------------------------
                                                           2007           2006          2007          2006
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     23,314   $      8,202   $    17,147   $    11,154
    Net realized gain (loss) on investments..........          (698)          (475)       10,307        11,558
    Realized gain distribution received..............            --            491       330,006       377,667
    Change in unrealized appreciation (depreciation)
      on investments.................................       (21,736)         1,700        77,034      (108,450)
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................           880          9,918       434,494       291,929
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        19,391         27,466       112,495       369,175
    Cost of insurance................................       (23,184)        (7,003)      (72,268)      (99,825)
    Policyowners' surrenders.........................            --             --       (10,123)      (48,661)
    Net transfers from (to) Fixed Account............       336,782        181,691       164,371        39,671
    Transfers between Investment Divisions...........         6,962             --       312,861      (286,462)
    Policyowners' death benefits.....................            --             --            --            --
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............       339,951        202,154       507,336       (26,102)
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the
      Separate Account...............................            --             --            --            --
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............       340,831        212,072       941,830       265,827
NET ASSETS:
    Beginning of period..............................       413,692        201,620     3,237,753     2,971,926
                                                       ------------   ------------   -----------   -----------
    End of period....................................  $    754,523   $    413,692   $ 4,179,583   $ 3,237,753
                                                       ============   ============   ===========   ===========


                                                                 MFS(R)                       MFS(R)
                                                        INVESTORS TRUST SERIES--      NEW DISCOVERY SERIES--
                                                              INITIAL CLASS                INITIAL CLASS
                                                       ---------------------------   -------------------------
                                                           2007           2006          2007          2006
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $      1,034   $        303   $        --   $        --
    Net realized gain (loss) on investments..........           357            311           998           336
    Realized gain distribution received..............         1,048             --         8,790         1,277
    Change in unrealized appreciation (depreciation)
      on investments.................................         6,808          7,021           456         9,690
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................         9,247          7,635        10,244        11,303
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............           662             --         4,086         1,660
    Cost of insurance................................        (2,015)        (2,191)       (1,190)       (1,828)
    Policyowners' surrenders.........................            --             --            --            --
    Net transfers from (to) Fixed Account............        43,034             --        19,481        22,234
    Transfers between Investment Divisions...........        17,148          2,858        21,000            --
    Policyowners' death benefits.....................            --             --            --            --
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............        58,829            667        43,377        22,066
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the
      Separate Account...............................            --             --            --            --
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............        68,076          8,302        53,621        33,369
NET ASSETS:
    Beginning of period..............................        68,595         60,293       102,207        68,838
                                                       ------------   ------------   -----------   -----------
    End of period....................................  $    136,671   $     68,595   $   155,828   $   102,207
                                                       ============   ============   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


         FIDELITY(R) VIP            JANUS ASPEN SERIES            JANUS ASPEN SERIES            JANUS ASPEN SERIES
           OVERSEAS--                   BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
          INITIAL CLASS            INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
    -------------------------   ---------------------------   ---------------------------   ---------------------------
       2007          2006           2007           2006           2007           2006           2007           2006
    -------------------------------------------------------------------------------------------------------------------
    $    36,678   $    12,369   $  1,424,692   $  1,835,348   $        315   $         --   $    174,820   $  1,244,480
         52,410         9,475        491,076        470,268          8,560          5,233       (873,683)    (3,948,233)
        160,223         8,599             --             --          1,842             --             --             --
        105,590       245,426      5,270,059      8,856,290         27,954         21,266     15,371,940     20,145,775
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
        354,901       275,869      7,185,827     11,161,906         38,671         26,499     14,673,077     17,442,022
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
         35,392       150,720      7,979,231     17,237,095         10,851         28,301      7,431,279     16,058,034
        (36,496)      (30,623)    (3,556,506)    (7,246,147)        (4,631)        (6,697)    (3,473,375)    (6,666,844)
             --        (5,724)    (2,829,062)    (5,701,601)        (4,410)            --     (2,916,555)    (4,615,502)
        785,985       418,353     (1,224,465)    (2,145,520)        30,187         34,277     (1,280,585)    (1,737,544)
        160,064        27,011     (2,793,452)    (4,737,713)         3,452         60,164     (1,847,784)    (6,512,629)
             --            --       (209,600)      (244,992)            --             --       (110,445)      (212,065)
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
        944,945       559,737     (2,633,854)    (2,838,878)        35,449        116,045     (2,197,465)    (3,686,550)
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
             --            --         (8,745)       (15,625)            --             --        (18,317)       (22,434)
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
      1,299,846       835,606      4,543,228      8,307,403         74,120        142,544     12,457,295     13,733,038
      2,195,370     1,359,764    120,310,966    112,003,563        274,889        132,345    116,125,689    102,392,651
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 3,495,216   $ 2,195,370   $124,854,194   $120,310,966   $    349,009   $    274,889   $128,582,984   $116,125,689
    ===========   ===========   ============   ============   ============   ============   ============   ============


                                                                   NEUBERGER BERMAN                    PIMCO
             MFS(R)                       MFS(R)                      AMT MID-CAP                  GLOBAL BOND--
        RESEARCH SERIES--           UTILITIES SERIES--            GROWTH PORTFOLIO--              ADMINISTRATIVE
          INITIAL CLASS                INITIAL CLASS                    CLASS I                    CLASS SHARES
    -------------------------   ---------------------------   ---------------------------   ---------------------------
       2007          2006           2007           2006           2007           2006           2007         2006(B)
    -------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $      3,366   $      2,115   $         --   $         --   $        776   $        224
             --             2         15,990          1,932            861          6,210              3             10
             --            --         24,397          4,017             --             --             --             --
              1            --         10,046         32,478         13,415          5,195         (1,491)            65
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
              1             2         53,799         40,542         14,276         11,405           (712)           299
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
             (1)           --         17,159         86,978          1,605          7,575          2,629            734
             --          (115)        (8,830)        (9,244)        (3,073)        (5,671)        (1,424)          (491)
             --            --             --             --             --             --             --             --
            558            --         65,498         64,401            569          3,391         35,868         30,589
             --            --        (28,670)         2,507          3,748         (3,025)           113             --
             --            --             --             --             --             --             --             --
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
            557          (115)        45,157        144,642          2,849          2,270         37,186         30,832
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
             --            --             --             --             --             --             --             --
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
            558          (113)        98,956        185,184         17,125         13,675         36,474         31,131
              4           117        238,810         53,626         84,634         70,959         31,131             --
    -----------   -----------   ------------   ------------   ------------   ------------   ------------   ------------
    $       562   $         4   $    337,766   $    238,810   $    101,759   $     84,634   $     67,605   $     31,131
    ===========   ===========   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2007
and the year ended December 31, 2006
(Unaudited)

                                                                  PIMCO                         PIMCO
                                                              REAL RETURN--                TOTAL RETURN--
                                                             ADMINISTRATIVE                ADMINISTRATIVE
                                                              CLASS SHARES                  CLASS SHARES
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        112   $        135   $        173   $        414
    Net realized gain (loss) on investments..........           416            (43)        16,362            (69)
    Realized gain distribution received..............            --            122             --             75
    Change in unrealized appreciation (depreciation)
      on investments.................................          (487)          (124)       (16,239)           213
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................            41             90            296            633
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............           845          3,980            (19)        11,025
    Cost of insurance................................          (782)        (1,136)          (495)        (2,565)
    Policyowners' surrenders.........................            --             --             --             --
    Net transfers from (to) Fixed Account............            20             31          2,751             --
    Transfers between Investment Divisions...........            --             --        (13,613)            --
    Policyowners' death benefits.....................            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............            83          2,875        (11,376)         8,460
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --             --             --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............           124          2,965        (11,080)         9,093
NET ASSETS:
    Beginning of period..............................         4,538          1,573         13,818          4,725
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $      4,662   $      4,538   $      2,738   $     13,818
                                                       ============   ============   ============   ============

                                                                 VAN ECK
                                                                WORLDWIDE                      VAN ECK
                                                                ABSOLUTE                      WORLDWIDE
                                                                 RETURN                      HARD ASSETS
                                                       ---------------------------   ---------------------------
                                                           2007           2006           2007           2006
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $      1,300   $         --   $    (29,149)  $    (43,012)
    Net realized gain (loss) on investments..........            97              2         48,471        177,317
    Realized gain distribution received..............         4,468             --      1,906,351        196,066
    Change in unrealized appreciation (depreciation)
      on investments.................................        13,501          4,154      1,943,973        955,504
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        19,366          4,156      3,869,646      1,285,875
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         2,593         22,507      1,979,002      2,273,649
    Cost of insurance................................        (2,461)        (1,143)      (631,886)      (623,656)
    Policyowners' surrenders.........................            --             --       (215,885)      (186,568)
    Net transfers from (to) Fixed Account............       166,265        143,883        574,886        747,006
    Transfers between Investment Divisions...........        53,716          1,793      4,986,810      8,912,465
    Policyowners' death benefits.....................            --             --         (6,152)        (9,423)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       220,113        167,040      6,686,775     11,113,473
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --         (2,674)        (1,289)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       239,479        171,196     10,553,747     12,398,059
NET ASSETS:
    Beginning of period..............................       171,196             --     13,680,977      1,282,918
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $    410,675   $    171,196   $ 24,234,724   $ 13,680,977
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

               ROYCE                         ROYCE
             MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                 T. ROWE PRICE
            PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME               LIMITED-TERM BOND
         INVESTMENT CLASS              INVESTMENT CLASS                  PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------------------------------------
    $    (17,434)  $     (8,375)  $     (9,590)  $     (8,085)  $    355,594   $    576,255   $      4,897   $      6,985
          33,589         10,820         17,775         16,394        411,594        589,102           (484)          (269)
              --        245,778             --        108,693        666,418      1,645,003             --             --
         499,685        104,550        314,513         77,893      3,709,312      6,566,060             (2)           430
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         515,840        352,773        322,698        194,895      5,142,918      9,376,420          4,411          7,146
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         804,635        990,710        386,285        451,364      5,378,688     10,573,375          4,942         22,969
        (220,342)      (208,747)      (118,783)      (120,165)    (1,797,533)    (3,227,548)       (27,047)        (3,368)
         (57,338)       (23,255)       (22,429)       (10,457)    (1,057,170)    (1,757,855)            --         (1,042)
         143,254        271,455         93,025        202,413        360,766       (477,876)         4,302         33,565
       1,122,080      3,000,377        964,243      1,487,806      1,752,094        666,394         33,414             --
          (1,515)            --             --             --        (56,727)      (139,329)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,790,774      4,030,540      1,302,341      2,010,961      4,580,118      5,637,161         15,611         52,124
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (390)          (323)          (225)          (179)        (4,691)       (10,661)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,306,224      4,382,990      1,624,814      2,205,677      9,718,345     15,002,920         20,022         59,270
       4,688,214        305,224      2,539,902        334,225     63,498,993     48,496,073        213,335        154,065
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  6,994,438   $  4,688,214   $  4,164,716   $  2,539,902   $ 73,217,338   $ 63,498,993   $    233,357   $    213,335
    ============   ============   ============   ============   ============   ============   ============   ============

            VAN KAMPEN                    VAN KAMPEN
           UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
          MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              CLASS I                       CLASS I                       CLASS I
    ---------------------------   ---------------------------   ---------------------------
        2007           2006           2007           2006           2007           2006
    ---------------------------------------------------------------------------------------
    $         --   $      4,614   $   (170,323)  $     82,526   $         --   $      1,043
             352            185      2,563,483      3,248,407          3,647          6,193
              --          1,002             --      1,073,575             --          6,261
           2,099            100      7,361,245     10,078,881        (62,954)        14,577
    ------------   ------------   ------------   ------------   ------------   ------------
           2,451          5,901      9,754,405     14,483,389        (59,307)        28,074
    ------------   ------------   ------------   ------------   ------------   ------------
           3,837         51,583      3,875,540      6,403,632         27,760         36,959
          (1,685)        (2,049)    (1,661,211)    (2,723,418)       (11,306)        (8,844)
              --             --     (1,103,527)    (2,341,357)            --        (12,831)
          (1,376)         6,876       (307,328)      (326,790)       452,358        254,936
              --         (2,752)      (807,106)     5,432,818        169,150          7,515
              --             --        (18,409)       (53,989)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
             776         53,658        (22,041)     6,390,896        637,962        277,735
    ------------   ------------   ------------   ------------   ------------   ------------
              --             --        (10,428)       (22,383)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
           3,227         59,559      9,721,936     20,851,902        578,655        305,809
          91,432         31,873     57,591,908     36,740,006        353,626         47,817
    ------------   ------------   ------------   ------------   ------------   ------------
    $     94,659   $     91,432   $ 67,313,844   $ 57,591,908   $    932,281   $    353,626
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers sixty variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-six of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity
MainStay VP Income & Growth(1)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap--Class O Shares
Alger American Small Capitalization--Class O Shares(2)
American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth-Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Division: PIMCO Low Duration - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

------------

(1) The Board of Directors for the MainStay VP Series Fund, Inc. approved the merger of the MainStay VP Income & Growth -- Initial Class portfolio with and into the MainStay VP ICAP Select Equity -- Initial Class portfolio on March 6, 2007. Pending shareholder approval, the merger is expected to be effective as of August 17, 2007.

(2) New allocations to Alger American Small Capitalization -- Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2007, the investments of VUL Separate Account-I are as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Number of shares......................          791             2,135             9,052            38,435
Identified cost.......................     $  8,559          $ 29,023          $193,889          $ 38,435


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                           EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        1,048               739             3,346             1,664
Identified cost.......................     $ 11,946          $  8,312          $ 49,014          $ 18,451

  Investment activity for the six months ended June 30, 2007, was as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Purchases.............................     $  1,527          $  2,046          $  2,037          $ 13,165
Proceeds from sales...................        6,289             1,254            12,715             8,044


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                           EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  2,953          $    789          $  7,891          $  2,197
Proceeds from sales...................          362             1,128             2,644             1,110

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP       HIGH YIELD
        COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH         CORPORATE
       STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--        BOND--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
          4,632              196            2,914              833            1,660            1,050            9,927
       $ 99,790         $  2,072         $ 31,034         $  8,219         $ 18,130         $ 11,419         $ 93,047


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
          2,201            2,771            2,995              722            1,428            9,577            1,790
       $ 30,216         $ 33,818         $ 35,422         $  7,716         $ 15,447         $214,588         $ 18,909


                                                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP       HIGH YIELD
        COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH         CORPORATE
       STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--        BOND--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  1,732         $    889         $  1,703         $  4,108         $    741         $  5,174         $  5,266
          3,954              243            1,639           26,549            1,197              545            4,658


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  4,039         $  3,722         $  2,626         $  3,382         $  6,237         $  5,584         $  1,058
          1,307            3,013            1,680              767              579            7,960            1,474

--------------------------------------------------------------------------------

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        3,272             4,032                 7              1,684
Identified cost.......................     $ 58,158          $ 62,720          $    316           $ 31,189


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        2,815                51                14                61
Identified cost.......................     $ 66,436          $  1,809          $  2,063          $    772

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Purchases.............................     $    976          $  2,201          $    247           $  2,560
Proceeds from sales...................        3,344             2,766               108              3,274


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  4,738          $    749          $    406          $    385
Proceeds from sales...................        2,398                29                18                21

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN       CVS CALVERT       DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP         SOCIAL         TECHNOLOGY       DEVELOPING           VIP
     PROTECTION--    INTERNATIONAL--      VALUE--          BALANCED         GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II        PORTFOLIO      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
              4              175               217            2,360              991               38            5,996
       $     37         $  1,627          $  1,775         $  4,269         $  8,558         $  1,536         $149,524

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
            118              141            4,277                9            3,524                6                9
       $  3,954         $  2,897         $100,512         $    269         $108,558         $    116         $    134

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN       CVS CALVERT       DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP         SOCIAL         TECHNOLOGY       DEVELOPING           VIP
     PROTECTION--    INTERNATIONAL--      VALUE--          BALANCED         GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II        PORTFOLIO      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $      7         $    199          $    443         $    225         $    947         $    786         $ 10,392
              2              128                22              396              914              123            5,174

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  1,061         $  1,290         $  4,061         $     59         $  2,748         $     62         $     56
            206              148            5,364               22            4,772                2                4

--------------------------------------------------------------------------------

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES      MID-CAP GROWTH        BOND--
                                           SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Number of shares......................           --                11                 4                 6
Identified cost.......................     $      1          $    291          $     66          $     69


                                                            VAN KAMPEN        VAN KAMPEN
                                                           UIF EMERGING      UIF EMERGING       VAN KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Number of shares......................          693                10             2,944                33
Identified cost.......................     $ 21,194          $     90          $ 35,100          $    975

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES      MID-CAP GROWTH        BOND--
                                           SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Purchases.............................     $      1          $    126          $      5          $     38
Proceeds from sales...................           --                53                 2                --

                                                            VAN KAMPEN        VAN KAMPEN
                                                           UIF EMERGING      UIF EMERGING       VAN KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Purchases.............................     $  9,095          $      5          $  4,052          $    650
Proceeds from sales...................          546                 5             4,172                12

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                  T. ROWE           T. ROWE
         PIMCO             PIMCO             ROYCE              ROYCE              PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--       MICRO-CAP          SMALL-CAP           EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      PORTFOLIO--        PORTFOLIO--          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES     INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO         PORTFOLIO          RETURN
    -----------------------------------------------------------------------------------------------------------------------------
             --                --                444                353             2,779                48                37
       $      5          $     19           $  6,393           $  3,777          $ 59,464          $    239          $    393




                                                                                  T. ROWE           T. ROWE
         PIMCO             PIMCO             ROYCE              ROYCE              PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--       MICRO-CAP          SMALL-CAP           EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      PORTFOLIO--        PORTFOLIO--          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES     INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO         PORTFOLIO          RETURN
    -----------------------------------------------------------------------------------------------------------------------------
       $      1          $      8           $  2,235           $  1,472          $  7,103          $     30          $    228
              1                18                449                171             1,488                 9                 2

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      --------------------------------------------------------------------------

      processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL:

                                                                MONTHLY               MONTHLY
                                                            CONTRACT CHARGE       CONTRACT CHARGE
           POLICY                                            POLICY YEAR 1    SUBSEQUENT POLICY YEARS
           ------                                           ---------------   -----------------------
           VUL............................................       $N/A                   $ 7
           SVUL...........................................         60                    10
           VUL 2000.......................................         30                    10
           VUL Provider...................................         30                    10
           Pinnacle VUL*..................................        100                    25
           Pinnacle SVUL*.................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

--------------------------------------------------------------------------------

     charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

     For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2007, and the year ended December 31, 2006 were as follows:


                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2007     2006     2007     2006     2007     2006
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      24       91       49       76      478    1,127
Units redeemed.........................    (513)     (24)     (39)    (123)    (839)  (1,725)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............    (489)      67       10      (47)    (361)    (598)
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................      23       52       37       95      498    1,191
Units redeemed.........................      (9)     (16)     (46)    (118)    (726)  (1,428)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      14       36       (9)     (23)    (228)    (237)
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --       43       17        8        2
Units redeemed.........................      --       --       (1)      (2)      --       (9)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      --       --       42       15        8       (7)
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................      87      172       54      114       81      180
Units redeemed.........................     (15)     (26)     (33)     (63)     (53)    (101)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      72      146       21       51       28       79
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                          MAINSTAY VP
                        MAINSTAY VP       CONSERVATIVE       MAINSTAY VP     MAINSTAY VP
      MAINSTAY VP     COMMON STOCK--      ALLOCATION--      CONVERTIBLE--    FLOATING RATE--
    CASH MANAGEMENT    INITIAL CLASS     INITIAL CLASS      INITIAL CLASS    INITIAL CLASS
    ---------------   ---------------   ----------------   ---------------   ------
     2007     2006     2007     2006     2007    2006(A)    2007     2006     2007
    -------------------------------------------------------------------------------
     1,731    1,541      100      250       21       93        39       55       72
      (884)  (2,678)    (160)    (381)      (3)      (1)      (32)     (91)  (2,295)
    ------   ------   ------   ------   ------   ------    ------   ------   ------
       847   (1,137)     (60)    (131)      18       92         7      (36)  (2,223)
    ======   ======   ======   ======   ======   ======    ======   ======   ======
       884    1,862      172      418        9       23        72      173       25
    (1,053)  (2,459)    (211)    (479)      --       --       (97)    (210)      (4)
    ------   ------   ------   ------   ------   ------    ------   ------   ------
      (169)    (597)     (39)     (61)       9       23       (25)     (37)      21
    ======   ======   ======   ======   ======   ======    ======   ======   ======
     3,611    3,708       11       17       --       --         2        4       34
    (2,139)  (2,610)      (4)      (2)      --       --        (1)      (3)      (1)
    ------   ------   ------   ------   ------   ------    ------   ------   ------
     1,472    1,098        7       15       --       --         1        1       33
    ======   ======   ======   ======   ======   ======    ======   ======   ======
     1,951    3,823       66      129       32       24        65      129       80
      (509)  (4,596)     (24)     (53)      (2)      (1)      (40)     (81)     (36)
    ------   ------   ------   ------   ------   ------    ------   ------   ------
     1,442     (773)      42       76       30       23        25       48       44
    ======   ======   ======   ======   ======   ======    ======   ======   ======


   MAINSTAY VP
   FLOATING RATE--
   INITIAL CLASS
     ------
      2006
     ------
        124
        (14)
     ------
        110
     ======
        107
        (27)
     ------
         80
     ======
         59
         --
     ------
         59
     ======
        184
        (20)
     ------
        164
     ======

--------------------------------------------------------------------------------


                                                             MAINSTAY VP         MAINSTAY VP
                                           MAINSTAY VP          GROWTH           HIGH YIELD
                                          GOVERNMENT--       ALLOCATION--     CORPORATE BOND--
                                          INITIAL CLASS     INITIAL CLASS       INITIAL CLASS
                                         ---------------   ----------------   -----------------
                                          2007     2006     2007    2006(A)    2007      2006
                                         ------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      27       55      152      256        87       197
Units redeemed.........................     (47)    (202)     (15)      (7)     (142)     (274)
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............     (20)    (147)     137      249       (55)      (77)
                                         ======   ======   ======   ======    ======    ======
GROUP 2 POLICIES
Units issued...........................      25       66      128      191        89       194
Units redeemed.........................     (40)     (88)     (25)      (8)     (106)     (219)
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............     (15)     (22)     103      183       (17)      (25)
                                         ======   ======   ======   ======    ======    ======
GROUP 3 POLICIES
Units issued...........................       1       17       --       --        25        33
Units redeemed.........................      --       (2)      --       --        (2)       (5)
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............       1       15       --       --        23        28
                                         ======   ======   ======   ======    ======    ======
GROUP 4 POLICIES
Units issued...........................      34       82      181      244       217       385
Units redeemed.........................     (21)     (40)     (28)     (18)      (85)     (164)
                                         ------   ------   ------   ------    ------    ------
  Net increase (decrease)..............      13       42      153      226       132       221
                                         ======   ======   ======   ======    ======    ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                  MAINSTAY VP       MAINSTAY VP
         MAINSTAY VP           MAINSTAY VP       INTERNATIONAL       LARGE CAP
    ICAP SELECT EQUITY--    INCOME & GROWTH--      EQUITY--          GROWTH--
        INITIAL CLASS         INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------------   -----------------   ---------------   ---------------
      2007        2006       2007      2006      2007     2006     2007     2006
    -----------------------------------------------------------------------------
         98          50          9        75        99      244       96       82
        (10)        (29)       (61)      (11)      (53)    (167)     (47)     (47)
     ------      ------     ------    ------    ------   ------   ------   ------
         88          21        (52)       64        46       77       49       35
     ======      ======     ======    ======    ======   ======   ======   ======

         61          60         29        59       129      263       92      226
        (27)       (108)       (27)      (71)      (46)     (82)     (91)    (258)
     ------      ------     ------    ------    ------   ------   ------   ------
         34         (48)         2       (12)       83      181        1      (32)
     ======      ======     ======    ======    ======   ======   ======   ======

          3          --          1        --        --       --        3        3
         (1)         --         --        --        --       --       --       (6)
     ------      ------     ------    ------    ------   ------   ------   ------
          2          --          1        --        --       --        3       (3)
     ======      ======     ======    ======    ======   ======   ======   ======

         67          51         27        50       168      366       79      111
        (10)        (21)       (10)      (20)      (39)     (68)     (17)     (30)
     ------      ------     ------    ------    ------   ------   ------   ------
         57          30         17        30       129      298       62       81
     ======      ======     ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             MID CAP           MID CAP           MID CAP
                                             CORE--           GROWTH--           VALUE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2007     2006     2007     2006     2007     2006
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      57      187       41      156       70      113
Units redeemed.........................     (40)     (74)     (95)    (116)     (55)    (126)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      17      113      (54)      40       15      (13)
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................      61      110       62      169       53      142
Units redeemed.........................     (27)     (52)     (45)    (105)     (64)    (148)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      34       58       17       64      (11)      (6)
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --       --       --       --       --
Units redeemed.........................      --       --       --       --       --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      --       --       --       --       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     124      221      140      350      123      299
Units redeemed.........................     (34)     (63)     (68)    (137)     (63)    (144)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      90      158       72      213       60      155
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

        MAINSTAY VP            MAINSTAY VP            MAINSTAY VP           MAINSTAY VP
          MODERATE           MODERATE GROWTH            S&P 500              SMALL CAP
        ALLOCATION--           ALLOCATION--             INDEX--              GROWTH--
       INITIAL CLASS          INITIAL CLASS          INITIAL CLASS         INITIAL CLASS
    --------------------   --------------------   -------------------   -------------------
      2007      2006(A)      2007      2006(A)      2007       2006       2007       2006
    -----------------------------------------------------------------------------------------------------------------------------
        143         177        229         427        222        539         27         65
         (8)         (5)       (35)        (10)      (318)      (825)       (66)       (60)
     ------      ------     ------      ------     ------     ------     ------     ------
        135         172        194         417        (96)      (286)       (39)         5
     ======      ======     ======      ======     ======     ======     ======     ======
         20         183        143         268        434      1,047         41        118
         (7)         (4)       (11)         (7)      (502)    (1,207)       (63)      (184)
     ------      ------     ------      ------     ------     ------     ------     ------
         13         179        132         261        (68)      (160)       (22)       (66)
     ======      ======     ======      ======     ======     ======     ======     ======
         --          --         --          --         21        201         --         --
         --          --         --          --         (6)        (7)        --         --
     ------      ------     ------      ------     ------     ------     ------     ------
         --          --         --          --         15        194         --         --
     ======      ======     ======      ======     ======     ======     ======     ======
         89         148        189         284        350        736         97        220
        (10)         (6)       (31)        (18)      (186)      (475)       (72)      (122)
     ------      ------     ------      ------     ------     ------     ------     ------
         79         142        158         266        164        261         25         98
     ======      ======     ======      ======     ======     ======     ======     ======


         MAINSTAY VP           MAINSTAY VP
       TOTAL RETURN--            VALUE--
        INITIAL CLASS         INITIAL CLASS
     -------------------   -------------------
       2007       2006       2007       2006
   -----------------------------------------------------------------------------------------------------------------------------
         103        241         94        210
        (173)      (359)      (124)      (289)
      ------     ------     ------     ------
         (70)      (118)       (30)       (79)
      ======     ======     ======     ======
          96        208         88        198
        (147)      (232)      (106)      (214)
      ------     ------     ------     ------
         (51)       (24)       (18)       (16)
      ======     ======     ======     ======
           3          5          3         15
          (1)        --         (1)       (68)
      ------     ------     ------     ------
           2          5          2        (53)
      ======     ======     ======     ======
          36         80         82        163
         (25)       (41)       (30)       (67)
      ------     ------     ------     ------
          11         39         52         96
      ======     ======     ======     ======

--------------------------------------------------------------------------------

                                                                 ALGER            AMERICAN
                                         ALGER AMERICAN        AMERICAN          CENTURY VP
                                            LEVERAGED            SMALL            INFLATION
                                            ALL CAP--      CAPITALIZATION--     PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES        CLASS II
                                         ---------------   -----------------   ---------------
                                          2007     2006     2007      2006      2007     2006
                                         -----------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --       60       177        --       --
Units redeemed.........................      --       --     (115)     (184)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --      (55)       (7)       --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      101       252        --       --
Units redeemed.........................      --       --      (98)     (230)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --        3        22        --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 3 POLICIES
Units issued...........................       8        5        7        21         2        2
Units redeemed.........................      (1)      --      (44)      (44)       (2)      --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............       7        5      (37)      (23)       --        2
                                         ======   ======   ======    ======    ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --       66       138        --       --
Units redeemed.........................      --       --      (19)      (35)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       47       103        --       --
                                         ======   ======   ======    ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


       AMERICAN          AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
      CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
    INTERNATIONAL--       VALUE--          BALANCED          GROWTH--          LEADERS--
       CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006     2007     2006
    ---------------------------------------------------------------------------------------
        --       --       --       --        5       12       28       56       --       --
        --       --       --       --      (11)     (12)     (37)     (54)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (6)      --       (9)       2       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --       11       26       23       53       --       --
        --       --       --       --      (15)     (29)     (35)     (46)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (4)      (3)     (12)       7       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         7       80       16       64       --       --        3        8       33       35
        (4)      (1)      (2)      (2)      --       --       --       (1)      --       (1)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         3       79       14       62       --       --        3        7       33       34
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --        9       25       45       99       --       --
        --       --       --       --      (10)     (13)     (28)     (48)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (1)      12       17       51       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           FIDELITY(R)       FIDELITY(R)
                                               VIP               VIP           FIDELITY(R)
                                         CONTRAFUND(R)--   EQUITY-INCOME--    VIP GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2007     2006     2007     2006     2007     2006
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     136      368       66      247       --       --
Units redeemed.........................    (210)    (434)     (85)    (205)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     (74)     (66)     (19)      42       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................     222      491       82      227       --       --
Units redeemed.........................    (210)    (463)     (76)    (178)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      12       28        6       49       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      85       95       58       63       66       73
Units redeemed.........................      (5)      (5)      (1)      (2)      (1)      (1)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      80       90       57       61       65       72
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     308      586      158      305       --       --
Units redeemed.........................     (93)    (171)     (48)    (113)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     215      415      110      192       --       --
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2007     2006     2007     2006     2007     2006     2007     2006      2007        2006
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --        83         217
        --       --       --       --       --       --       --       --      (184)       (310)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (101)        (93)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       272         640
        --       --       --       --       --       --       --       --      (333)       (819)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (61)       (179)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        29       12       30       18       26       20       51       35         3           8
        (2)      (6)      (2)      (1)      (4)     (25)      (2)      (2)       (1)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        27        6       28       17       22       (5)      49       33         2           5
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       121         266
        --       --       --       --       --       --       --       --       (70)       (129)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --        51         137
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------

                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE            INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES     INITIAL CLASS
                                         ---------------------   ---------------------   ---------------
                                           2007        2006        2007        2006       2007     2006
                                         ---------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         141         373         --       --
Units redeemed.........................       --          --        (230)       (575)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --         (89)       (202)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 2 POLICIES
Units issued...........................       --          --         310         808         --       --
Units redeemed.........................       --          --        (395)       (971)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --         (85)       (163)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 3 POLICIES
Units issued...........................        3           8          13          39          5       --
Units redeemed.........................       (1)         --          (1)         (6)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............        2           8          12          33          5       --
                                          ======      ======      ======      ======     ======   ======
GROUP 4 POLICIES
Units issued...........................       --          --          69         152         --       --
Units redeemed.........................       --          --         (35)        (66)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --          34          86         --       --
                                          ======      ======      ======      ======     ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             NEUBERGER
                                                            BERMAN AMT
        MFS(R)            MFS(R)            MFS(R)            MID-CAP            PIMCO              PIMCO
     NEW DISCOVERY       RESEARCH          UTILITIES          GROWTH         GLOBAL BOND--      REAL RETURN--
       SERIES--          SERIES--          SERIES--         PORTFOLIO--      ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I         CLASS SHARES      CLASS SHARES
    ---------------   ---------------   ---------------   ---------------   ----------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006     2007    2006(b)    2007     2006
    ----------------------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       --       --        --       --
        --       --       --       --       --       --       --       --       --       --        --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       --       --       --       --       --       --       --       --        --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       --       --       --       --       --       --       --       --        --       --
        --       --       --       --       --       --       --       --       --       --        --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       --       --       --       --       --       --       --       --        --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
         3        2       --       --        3        6        1        1        4       --        --       --
        --       --       --       --       (1)      --       --       (1)      --       --        --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
         3        2       --       --        2        6        1       --        4       --        --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       --       --       --       --       --       --       --       --        --       --
        --       --       --       --       --       --       --       --       --       --        --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       --       --       --       --       --       --       --       --        --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------

                                   PIMCO
                              TOTAL RETURN--     ROYCE MICRO-CAP     ROYCE SMALL-CAP     T. ROWE PRICE
                              ADMINISTRATIVE       PORTFOLIO--         PORTFOLIO--       EQUITY INCOME
                               CLASS SHARES     INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                              ---------------   -----------------   -----------------   ---------------
                               2007     2006     2007      2006      2007      2006      2007     2006
                              -------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued................      --       --       57       107        39        49       105      176
Units redeemed..............      --       --       (6)       (8)       (3)       (4)      (47)    (118)
                              ------   ------   ------    ------    ------    ------    ------   ------
  Net increase (decrease)...      --       --       51        99        36        45        58       58
                              ======   ======   ======    ======    ======    ======    ======   ======
GROUP 2 POLICIES
Units issued................      --       --       47       125        36        82       127      238
Units redeemed..............      --       --       (5)       (6)       (3)       (4)      (80)    (204)
                              ------   ------   ------    ------    ------    ------    ------   ------
  Net increase (decrease)...      --       --       42       119        33        78        47       34
                              ======   ======   ======    ======    ======    ======    ======   ======
GROUP 3 POLICIES
Units issued................      --        1       --         3        --        --        34       24
Units redeemed..............      (1)      --       --        --        --        --        (5)     (10)
                              ------   ------   ------    ------    ------    ------    ------   ------
  Net increase (decrease)...      (1)       1       --         3        --        --        29       14
                              ======   ======   ======    ======    ======    ======    ======   ======
GROUP 4 POLICIES
Units issued................      --       --       59       142        45        68       207      404
Units redeemed..............      --       --      (12)      (11)       (7)       (7)      (66)    (125)
                              ------   ------   ------    ------    ------    ------    ------   ------
  Net increase (decrease)...      --       --       47       131        38        61       141      279
                              ======   ======   ======    ======    ======    ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                            VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
     T. ROWE PRICE        VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
     LIMITED-TERM        WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
         BOND            ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
       PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
    ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     2007     2006     2007     2006     2007     2006     2007     2006     2007     2006     2007     2006
    ---------------------------------------------------------------------------------------------------------
        --       --       --       --      154      328       --       --       35      179       --       --
        --       --       --       --      (24)     (27)      --       --      (72)    (142)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      130      301       --       --      (37)      37       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      111      269       --       --       43      211       --       --
        --       --       --       --       (8)     (18)      --       --      (40)    (103)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      103      251       --       --        3      108       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         3        5       20       17        4       20       --        4        5       30       23       12
        (2)      --       --       --       (1)      (1)      --       --       (1)      (1)      --       (1)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         1        5       20       17        3       19       --        4        4       29       23       11
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      209      305       --       --       70      164       --       --
        --       --       --       --      (23)     (25)      --       --      (42)     (44)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      186      280       --       --       28      120       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2007 and December 31, 2006, 2005, 2004, 2003 and 2002:


                                        MAINSTAY VP BALANCED--                                 MAINSTAY VP
                                            INITIAL CLASS                                  BOND--INITIAL CLASS
                                    ------------------------------   ---------------------------------------------------------------
                                      2007       2006       2005       2007       2006       2005       2004       2003       2002
                                    ------------------------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets........................  $  3,539   $  9,094   $  7,562   $ 12,981   $ 12,712   $ 13,134   $ 13,637   $ 14,432   $ 13,958
Units Outstanding.................       296        785        718        649        639        686        722        790        793
Variable Accumulation Unit
  Value...........................  $  11.98   $  11.58   $  10.53   $  20.00   $  19.89   $  19.15   $  18.88   $  18.26   $  17.59
Total Return......................      3.5%       9.9%       5.3%       0.6%       3.8%       1.5%       3.4%       3.8%       8.7%
Investment Income Ratio...........        --       2.1%       1.4%         --       1.2%       3.2%       3.4%       4.1%       4.6%

GROUP 2 POLICIES(b)
Net Assets........................  $  1,841   $  1,618   $  1,092   $ 10,191   $ 10,257   $ 10,207   $  9,680   $  8,491   $  6,999
Units Outstanding.................       153        139        103        686        695        718        694        630        540
Variable Accumulation Unit
  Value...........................  $  12.04   $  11.62   $  10.55   $  14.86   $  14.76   $  14.19   $  13.96   $  13.48   $  12.96
Total Return......................      3.6%      10.1%       5.5%       0.7%       4.0%       1.7%       3.6%       4.0%       9.0%
Investment Income Ratio...........        --       2.1%       2.4%         --       1.2%       3.3%       3.8%       4.3%       5.7%


GROUP 3 POLICIES
Net Assets........................  $     --   $     --   $     --   $  1,128   $    589   $    379   $    528   $    292   $     55
Units Outstanding.................        --         --         --         88         46         31         44         25          5
Variable Accumulation Unit
  Value...........................  $     --   $     --   $     --   $  12.89   $  12.77   $  12.21   $  11.95   $  11.48   $  10.99
Total Return......................        --         --         --       0.9%       4.6%       2.2%       4.1%       4.5%       9.5%
Investment Income Ratio...........        --         --         --         --       1.7%       3.1%       4.4%       5.2%       6.3%


GROUP 4 POLICIES
Net Assets........................  $  3,840   $  2,846   $  1,040   $  4,965   $  4,651   $  3,851   $  2,747   $  1,614   $    552
Units Outstanding.................       315        243         97        395        374        323        236        144         52
Variable Accumulation Unit
  Value...........................  $  12.17   $  11.72   $  10.58   $  12.57   $  12.45   $  11.91   $  11.66   $  11.20   $  10.72
Total Return......................      3.9%      10.7%       5.8%       0.9%       4.5%       2.2%       4.1%       4.5%       7.2%
Investment Income Ratio...........        --       2.6%       2.4%         --       1.3%       3.6%       4.4%       5.4%      16.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                 MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                   CASH MANAGEMENT
    ---------------------------------------------------------------   -------------------
      2007       2006       2005       2004       2003       2002       2007       2006
    -------------------------------------------------------------------------------------
    $174,051   $164,993   $171,702   $174,254   $171,100   $131,204   $ 13,754   $ 12,191
       7,179      7,540      8,138      8,889      9,027      8,730      9,035      8,188
    $  24.24   $  21.89   $  21.11   $  19.60   $  18.95   $  15.03   $   1.52   $   1.49
       10.8%       3.7%       7.7%       3.4%      26.1%     (31.4%)      2.1%       3.9%
          --       0.4%         --       0.3%       0.2%       0.1%       4.8%       4.5%

    $ 61,669   $ 57,500   $ 57,246   $ 53,193   $ 46,871   $ 30,458   $ 10,698   $ 10,665
       6,694      6,922      7,159      7,176      6,553      5,381      8,812      8,981
    $   9.21   $   8.31   $   8.00   $   7.41   $   7.15   $   5.66   $   1.21   $   1.19
       10.9%       3.9%       7.9%       3.6%      26.4%     (31.2%)      2.2%       4.1%
          --       0.4%         --       0.3%       0.2%       0.1%       4.8%       4.5%

    $    346   $    226   $    287   $    249   $    171   $     89   $  6,392   $  4,592
          29         21         28         26         19         13      5,569      4,097
    $  11.86   $  10.67   $  10.21   $   9.42   $   9.05   $   7.12   $   1.15   $   1.12
       11.1%       4.4%       8.4%       4.2%      27.0%     (30.9%)      2.4%       4.6%
          --       0.4%         --       0.3%       0.3%       0.1%       4.7%       4.4%

    $  7,582   $  6,488   $  5,305   $  3,823   $  1,868   $    443   $  7,706   $  5,943
         570        542        463        362        184         55      6,839      5,397
    $  13.30   $  11.97   $  11.46   $  10.57   $  10.15   $   7.99   $   1.13   $   1.10
       11.1%       4.4%       8.4%       4.2%      27.0%     (20.1%)      2.4%       4.6%
          --       0.4%         --       0.3%       0.3%       0.3%       4.7%       4.5%


                    MAINSTAY VP
                  CASH MANAGEMENT
     -----------------------------------------
       2005       2004       2003       2002
     -----------------------------------------
     $ 13,394   $ 15,071   $ 16,841   $ 25,473
        9,325     10,726     12,004     18,149
     $   1.44   $   1.41   $   1.40   $   1.40
         2.2%       0.1%         --       0.6%
         2.8%       0.8%       0.7%       1.4%
     $ 10,937   $ 11,507   $ 13,640   $ 13,871
        9,578     10,323     12,279     12,508
     $   1.14   $   1.11   $   1.11   $   1.11
         2.4%       0.3%       0.2%       0.8%
         2.9%       0.8%       0.7%       1.3%
     $  3,214   $  2,255   $  1,680   $  3,050
        2,999      2,166      1,627      2,974
     $   1.07   $   1.04   $   1.03   $   1.03
         3.0%       0.8%       0.7%       2.0%
         2.9%       0.8%       0.7%       1.2%
     $  6,478   $  4,412   $  2,431   $  1,472
        6,170      4,317      2,399      1,462
     $   1.05   $   1.02   $   1.01   $   1.01
         3.0%       0.8%       0.7%       1.0%
         3.0%       0.9%       0.6%       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                                          MAINSTAY VP
                                                                                                         CONSERVATIVE
                                                                MAINSTAY VP                              ALLOCATION--
                                                        COMMON STOCK--INITIAL CLASS                      INITIAL CLASS
                                         ---------------------------------------------------------   ---------------------
                                          2007      2006      2005      2004      2003      2002      2007        2006
                                         ---------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.............................  $74,174   $71,216   $65,300   $65,117   $60,036   $46,902   $ 1,232     $   990
Units Outstanding......................    2,073     2,133     2,264     2,413     2,450     2,402       110          92
Variable Accumulation Unit Value.......  $ 35.78   $ 33.38   $ 28.86   $ 26.99   $ 24.50   $ 19.53   $ 11.20     $ 10.75
Total Return...........................      7.2%     15.7%      6.9%     10.1%     25.5%    (24.8%)     4.1%        7.5%
Investment Income Ratio................       --       0.6%      1.0%      1.4%      1.1%      0.9%       --         1.9%

GROUP 2 POLICIES(b)
Net Assets.............................  $39,419   $37,206   $32,781   $30,884   $25,743   $17,351   $   360     $   243
Units Outstanding......................    2,910     2,949     3,010     3,038     2,794     2,368        32          23
Variable Accumulation Unit Value.......  $ 13.55   $ 12.62   $ 10.89   $ 10.16   $  9.21   $  7.33   $ 11.10     $ 10.65
Total Return...........................      7.3%     15.9%      7.1%     10.3%     25.7%    (24.6%)     4.2%        6.5%
Investment Income Ratio................       --       0.6%      1.0%      1.5%      1.2%      1.1%       --         2.9%

GROUP 3 POLICIES
Net Assets.............................  $   860   $   712   $   437   $   342   $   181   $   135   $    --     $    --
Units Outstanding......................       62        55        40        33        20        18        --          --
Variable Accumulation Unit Value.......  $ 13.82   $ 12.85   $ 11.03   $ 10.25   $  9.24   $  7.31   $    --     $    --
Total Return...........................      7.6%     16.5%      7.7%     10.9%     26.4%    (24.2%)      --          --
Investment Income Ratio................       --       0.7%      1.1%      1.8%      1.5%      0.9%       --          --

GROUP 4 POLICIES
Net Assets.............................  $ 7,474   $ 6,331   $ 4,474   $ 3,337   $ 1,665   $   429   $   589     $   245
Units Outstanding......................      473       431       355       285       158        51        53          23
Variable Accumulation Unit Value.......  $ 15.81   $ 14.70   $ 12.62   $ 11.72   $ 10.57   $  8.36   $ 11.19     $ 10.71
Total Return...........................     7.6%     16.5%      7.7%     10.9%     26.4%    (16.4%)     4.5%        7.1%
Investment Income Ratio................       --      0.6%      1.1%      1.8%      1.5%      3.2%        --        2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                       MAINSTAY VP
                           MAINSTAY VP                               FLOATING RATE--                MAINSTAY VP
                    CONVERTIBLE--INITIAL CLASS                        INITIAL CLASS          GOVERNMENT--INITIAL CLASS
     --------------------------------------------------------   --------------------------   -------------------------
      2007      2006      2005      2004      2003      2002     2007     2006      2005      2007     2006     2005
     -----------------------------------------------------------------------------------------------------------------
     $12,121   $11,002   $10,737   $11,056   $ 9,403   $7,003   $2,822   $26,514   $24,081   $8,176   $8,512   $10,877
         519       512       548       597       535      484      257     2,480     2,370      440      460       607
     $ 23.37   $ 21.50   $ 19.60   $ 18.52   $ 17.58   $14.48   $10.99   $ 10.69   $ 10.16   $18.58   $18.52   $ 17.92
        8.7%      9.6%      5.9%      5.4%     21.4%    (8.5%)    2.8%      5.2%      1.6%     0.3%     3.3%      1.7%
          --      2.3%      1.5%      2.1%      2.5%     2.9%     6.7%      6.3%      4.7%       --     0.8%      3.1%

     $20,481   $19,175   $17,963   $16,830   $14,680   $9,942   $1,747   $ 1,472   $   594   $5,779   $5,969   $ 6,082
       1,239     1,264     1,301     1,293     1,191      981      158       137        57      402      417       439
     $ 16.50   $ 15.17   $ 13.81   $ 13.02   $ 12.33   $10.14   $11.04   $ 10.73   $ 10.18   $14.37   $14.31   $ 13.82
        8.8%      9.9%      6.1%      5.6%     21.6%    (8.3%)    2.9%      5.5%      1.8%     0.4%     3.5%      1.9%
          --      2.4%      1.6%      2.1%      2.5%     3.3%     6.6%      6.4%      5.1%       --     1.0%      3.3%

     $   384   $   331   $   287   $   259   $   209   $   94   $  980   $   611   $    --   $  393   $  377   $   185
          24        23        22        21        18       10       92        59        --       32       31        16
     $ 15.76   $ 14.45   $ 13.09   $ 12.27   $ 11.57   $ 9.46   $10.67   $ 10.34   $    --   $12.28   $12.20   $ 11.72
        9.1%     10.4%      6.6%      6.1%     22.2%    (8.1%)    3.1%      3.4%        --     0.7%     4.1%      2.4%
          --      2.6%      1.7%      2.2%      2.8%     3.6%     6.3%      5.9%        --       --     1.7%      3.3%

     $ 7,520   $ 6,526   $ 5,298   $ 3,837   $ 1,791   $  336   $2,691   $ 2,131   $   340   $3,760   $3,574   $ 2,952
         473       448       400       310       153       35      241       197        33      312      299       257
     $ 15.91   $ 14.58   $ 13.21   $ 12.39   $ 11.67   $ 9.55   $11.16   $ 10.82   $ 10.21   $12.05   $11.97   $ 11.50
        9.1%     10.4%      6.6%      6.1%     22.2%    (4.5%)    3.1%      6.0%      2.1%     0.7%     4.0%      2.4%
          --      2.6%      1.8%      2.5%      3.5%    10.0%     6.3%      6.1%      4.5%       --     1.1%      3.4%


             MAINSTAY VP
    GOVERNMENT--INITIAL CLASS
     ---------------------------
      2004      2003      2002
     ---------------------------
     $11,676   $12,095   $13,456
         662       704       792
     $ 17.63   $ 17.18   $ 16.98
        2.6%      1.2%      9.1%
        4.1%      4.3%      3.8%
     $ 5,839   $ 5,949   $ 5,589
         431       451       429
     $ 13.56   $ 13.19   $ 13.01
        2.8%      1.4%      9.3%
        4.2%      4.3%      4.3%
     $   165   $   120   $    90
          14        11         8
     $ 11.45   $ 11.08   $ 10.88
        3.3%      1.9%      8.8%
        4.6%      4.5%      4.4%
     $ 2,413   $ 1,656   $   631
         215       152        59
     $ 11.24   $ 10.87   $ 10.67
        3.3%      1.9%      6.7%
        4.8%      5.9%     10.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                           MAINSTAY VP
                                             GROWTH                                    MAINSTAY VP
                                          ALLOCATION--                                 HIGH YIELD
                                          INITIAL CLASS                       CORPORATE BOND--INITIAL CLASS
                                       -------------------   ---------------------------------------------------------------
                                         2007       2006       2007       2006       2005       2004       2003       2002
                                       -------------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $  4,688   $  2,781   $ 54,771   $ 55,006   $ 51,635   $ 53,870   $ 47,585   $ 30,983
Units Outstanding....................       386        249      1,925      1,980      2,057      2,203      2,179      1,921
Variable Accumulation Unit Value.....  $  12.15   $  11.17   $  28.46   $  27.81   $  24.99   $  24.45   $  21.84   $  16.13
Total Return.........................      8.7%      11.7%       2.3%      11.2%       2.2%      11.9%      35.4%       1.2%
Investment Income Ratio..............        --       1.4%         --       2.0%       6.0%       7.6%       8.3%      10.7%


GROUP 2 POLICIES(b)
Net Assets...........................  $  3,436   $  2,018   $ 28,302   $ 27,950   $ 25,483   $ 24,317   $ 18,335   $  9,959
Units Outstanding....................       286        183      1,547      1,564      1,589      1,554      1,314        969
Variable Accumulation Unit Value.....  $  11.99   $  11.02   $  18.30   $  17.87   $  16.03   $  15.65   $  13.95   $  10.28
Total Return.........................      8.9%      10.2%       2.5%      11.5%       2.4%      12.2%      35.7%       1.6%
Investment Income Ratio..............        --       1.6%         --       2.0%       5.9%       7.6%       8.6%      12.7%


GROUP 3 POLICIES
Net Assets...........................  $     --   $     --   $  1,597   $  1,125   $    558   $    544   $    411   $    271
Units Outstanding....................        --         --         85         62         34         34         29         26
Variable Accumulation Unit Value.....  $     --   $     --   $  18.70   $  18.20   $  16.25   $  15.78   $  14.00   $  10.27
Total Return.........................        --         --       2.7%      12.0%       2.9%      12.7%      36.4%       2.1%
Investment Income Ratio..............        --         --         --       2.9%       6.0%       6.5%       7.6%      11.3%


GROUP 4 POLICIES
Net Assets...........................  $  4,578   $  2,507   $ 22,700   $ 19,819   $ 14,260   $  8,986   $  3,601   $    851
Units Outstanding....................       379        226      1,273      1,141        920        597        270         87
Variable Accumulation Unit Value.....  $  12.07   $  11.07   $  17.84   $  17.37   $  15.50   $  15.06   $  13.36   $   9.79
Total Return.........................      9.1%      10.7%       2.7%      12.0%       2.9%      12.7%      36.4%      (2.1%)
Investment Income Ratio..............        --       1.7%         --       2.2%       7.0%       9.5%      11.0%      29.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP
                   ICAP SELECT EQUITY--INITIAL CLASS
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $  4,363   $  2,833   $  2,171   $  1,805   $  1,238   $    725
         304        216        195        171        130         96
    $  14.33   $  13.12   $  11.07   $  10.57   $   9.56   $   7.52
        9.3%      18.5%       4.7%      10.6%      27.1%     (23.4%)
          --       0.3%       1.0%       1.1%       0.9%       0.7%

    $  7,421   $  6,304   $  5,881   $  5,346   $  4,035   $  2,364
         483        449        497        474        396        296
    $  15.36   $  14.05   $  11.83   $  11.28   $  10.18   $   8.00
        9.4%      18.7%       4.9%      10.8%      27.3%     (23.2%)
          --       0.3%       1.0%       1.1%       1.0%       0.7%

    $    216   $    165   $    132   $    118   $     63   $     10
          13         11         11         10          6          1
    $  16.22   $  14.80   $  12.40   $  11.76   $  10.56   $   8.26
        9.6%      19.3%       5.4%      11.4%      27.9%     (17.4%)
          --       0.3%       0.9%       1.0%       1.3%       0.7%

    $  3,774   $  2,594   $  1,796   $  1,234   $    407   $     74
         231        174        144        104         38          9
    $  16.34   $  14.90   $  12.49   $  11.85   $  10.64   $   8.31
        9.6%      19.3%       5.4%      11.4%      27.9%     (16.9%)
          --       0.3%       1.0%       1.4%       1.4%       1.8%


                               MAINSTAY VP
                     INCOME & GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $  2,530   $  2,963   $  1,909   $  1,780   $  1,371   $    711
          200        252        188        183        157        104
     $  12.65   $  11.77   $  10.14   $   9.75   $   8.72   $   6.82
         7.5%      16.0%       4.0%      11.9%      27.8%     (20.1%)
           --       0.8%       1.2%       1.9%       1.9%       1.2%
     $  5,471   $  5,062   $  4,480   $  4,141   $  3,183   $  2,008
          413        411        423        407        351        284
     $  13.24   $  12.31   $  10.59   $  10.16   $   9.07   $   7.08
         7.6%      16.3%       4.2%      12.1%      28.1%     (19.9%)
           --       0.6%       1.2%       1.9%       1.6%       1.3%
     $    121   $    108   $     92   $     91   $    350   $      9
            8          7          7          8         33          1
     $  15.64   $  14.50   $  12.41   $  11.86   $  10.52   $   8.18
         7.9%      16.8%       4.7%      12.7%      28.7%     (18.2%)
           --       0.6%       1.1%       0.7%       1.8%       1.2%
     $  2,729   $  2,272   $  1,557   $    899   $    323   $     68
          165        148        118         72         29          8
     $  16.56   $  15.36   $  13.14   $  12.55   $  11.14   $   8.66
         7.9%      16.9%       4.7%      12.7%      28.7%     (13.4%)
           --       0.7%       1.4%       2.4%       2.2%       3.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                  INTERNATIONAL EQUITY-- INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 30,381   $ 27,357   $ 19,433   $ 13,646   $  8,605   $  5,894
Units Outstanding..................................     1,085      1,039        962        725        533        471
Variable Accumulation Unit Value...................  $  27.99   $  26.32   $  20.18   $  18.82   $  16.15   $  12.51
Total Return.......................................      6.3%      30.4%       7.2%      16.5%      29.1%      (5.1%)
Investment Income Ratio............................        --       0.3%       1.9%       1.1%       2.0%       1.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 18,944   $ 16,481   $ 10,159   $  6,258   $  3,310   $  1,670
Units Outstanding..................................     1,094      1,011        830        540        334        218
Variable Accumulation Unit Value...................  $  17.31   $  16.26   $  12.44   $  11.58   $   9.92   $   7.67
Total Return.......................................      6.5%      30.7%       7.5%      16.8%      29.4%      (4.7%)
Investment Income Ratio............................        --       0.3%       2.0%       1.2%       2.3%       1.7%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $ 17,311   $ 13,667   $  5,891   $  2,665   $    526   $     59
Units Outstanding..................................       815        686        388        190         44          6
Variable Accumulation Unit Value...................  $  21.24   $  19.91   $  15.16   $  14.04   $  11.96   $   9.20
Total Return.......................................      6.7%      31.3%       8.0%      17.3%      30.0%      (8.0%)
Investment Income Ratio............................        --       0.4%       2.2%       1.6%       3.4%       5.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                      MAINSTAY VP
                    LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $  4,411   $  3,636   $  3,170   $  3,483   $  3,207   $  2,214   $ 14,411   $ 12,614   $  9,347
         538        489        454        517        461        405        742        725        612
    $   8.21   $   7.44   $   6.99   $   6.74   $   6.95   $   5.47   $  19.41   $  17.40   $  15.24
       10.3%       6.5%       3.6%      (3.0%)     27.2%     (28.7%)     11.6%      14.1%      15.1%
          --       0.1%         --       0.2%       0.2%       0.1%         --         --       0.5%

    $ 14,253   $ 12,902   $ 12,396   $ 12,186   $ 12,283   $  7,827   $ 11,229   $  9,451   $  7,371
       1,274      1,273      1,305      1,332      1,305      1,060        568        534        476
    $  11.19   $  10.13   $   9.50   $   9.15   $   9.41   $   7.39   $  19.78   $  17.70   $  15.48
       10.4%       6.7%       3.8%      (2.8%)     27.4%     (28.6%)     11.7%      14.4%      15.3%
          --       0.1%         --       0.2%       0.2%       0.1%         --         --       0.7%

    $    300   $    242   $    255   $    214   $    191   $     96   $     --   $     --   $     --
          27         24         27         24         21         13         --         --         --
    $  11.25   $  10.16   $   9.48   $   9.08   $   9.30   $   7.26   $     --   $     --   $     --
       10.7%       7.2%       4.3%      (2.3%)     28.1%     (28.2%)        --         --         --
          --       0.1%         --       0.3%       0.2%       0.1%         --         --         --

    $  3,830   $  2,756   $  1,710   $  1,257   $    655   $    159   $ 12,965   $  9,877   $  5,976
         301        239        158        122         62         19        611        521        363
    $  12.74   $  11.51   $  10.74   $  10.29   $  10.54   $   8.23   $  21.20   $  18.93   $  16.47
       10.7%       7.2%       4.3%      (2.3%)     28.1%     (17.7%)     12.0%      15.0%      15.9%
          --       0.2%         --       0.3%       0.2%       0.2%         --         --       0.7%


              MAINSTAY VP
      MID CAP CORE--INITIAL CLASS
     ------------------------------
       2004       2003       2002
     ------------------------------
     $ 11,787   $  7,136   $  4,625
          890        654        570
     $  13.25   $  10.91   $   8.11
        21.4%      34.6%     (13.5%)
         0.6%       0.5%       0.3%
     $  3,914   $  1,640   $    653
          292        149         80
     $  13.43   $  11.04   $   8.19
        21.6%      34.8%     (13.4%)
         0.7%       0.6%       0.4%
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --
     $  2,594   $    566   $     73
          183         49          9
     $  14.21   $  11.63   $   8.58
        22.2%      35.5%     (14.2%)
         0.8%       0.8%       1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                      MID CAP GROWTH--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 13,766   $ 12,628   $ 11,166   $ 11,789   $  7,461   $  3,688
Units Outstanding..................................       832        886        846      1,041        802        570
Variable Accumulation Unit Value...................  $  16.54   $  14.29   $  13.17   $  11.33   $   9.30   $   6.47
Total Return.......................................     15.7%       8.5%      16.3%      21.8%      43.8%     (29.1%)
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 15,003   $ 12,688   $ 10,811   $  6,775   $  3,517   $  1,074
Units Outstanding..................................       866        849        785        574        363        160
Variable Accumulation Unit Value...................  $  17.33   $  14.96   $  13.76   $  11.81   $   9.68   $   6.72
Total Return.......................................     15.9%       8.7%      16.5%      22.0%      44.1%     (28.9%)
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $ 18,136   $ 14,375   $  9,842   $  4,691   $  1,304   $    256
Units Outstanding..................................       916        844        631        353        120         34
Variable Accumulation Unit Value...................  $  19.77   $  17.03   $  15.58   $  13.31   $  10.85   $   7.50
Total Return.......................................     16.1%       9.2%      17.1%      22.6%      44.8%     (25.0%)
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                                                     MAINSTAY VP
                                                                          MAINSTAY VP              MODERATE GROWTH
                             MAINSTAY VP                             MODERATE ALLOCATION--           ALLOCATION--
                     MID CAP VALUE--INITIAL CLASS                        INITIAL CLASS              INITIAL CLASS
    --------------------------------------------------------------   ----------------------   --------------------------
      2007       2006       2005       2004      2003       2002       2007        2006         2007          2006
    --------------------------------------------------------------------------------------------------------------------
    $ 16,408   $ 14,697   $ 13,143   $ 14,820   $ 9,718   $  6,585   $  3,545    $  1,874     $  7,293      $  4,635
       1,003        988      1,001      1,185       907        787        307         172          611           417
    $  16.36   $  14.87   $  13.13   $  12.51   $ 10.72   $   8.37   $  11.54    $  10.92     $  11.94      $  11.12
       10.0%      13.3%       5.0%      16.7%     28.1%     (15.1%)      5.7%        9.2%         7.3%         11.2%
          --       0.1%       0.8%       1.0%      1.1%       1.1%         --        1.9%           --          2.3%

    $ 14,805   $ 13,592   $ 12,092   $  9,228   $ 5,632   $  2,954   $  2,194    $  1,939     $  4,622      $  2,881
         895        906        912        733       523        352        192         179          393           261
    $  16.55   $  15.03   $  13.24   $  12.59   $ 10.76   $   8.39   $  11.44    $  10.82     $  11.76      $  10.95
       10.1%      13.5%       5.2%      17.0%     28.3%     (15.0%)      5.8%        8.2%         7.4%          9.5%
          --       0.1%       0.9%       1.0%      1.2%       1.4%         --        2.1%           --          2.1%

    $     --   $     --   $     --   $     --   $    --   $     --   $     --    $     --     $     --      $     --
          --         --         --         --        --         --         --          --           --            --
    $     --   $     --   $     --   $     --   $    --   $     --   $     --    $     --     $     --      $     --
          --         --         --         --        --         --         --          --           --            --
          --         --         --         --        --         --         --          --           --            --

    $ 14,592   $ 12,305   $  8,702   $  4,862   $ 1,814   $    458   $  2,573    $  1,551     $  5,052      $  2,942
         861        801        646        381       167         54        221         142          424           266
    $  16.96   $  15.36   $  13.47   $  12.75   $ 10.84   $   8.41   $  11.61    $  10.95     $  11.91      $  11.06
       10.4%      14.0%       5.7%      17.5%     29.0%     (15.9%)      6.0%        9.5%         7.7%         10.6%
          --       0.1%       0.9%       1.2%      1.5%       3.4%         --        3.4%           --          2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                      S&P 500 INDEX--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $163,463   $157,043   $145,879   $146,432   $133,315   $ 99,916
Units Outstanding..................................     4,306      4,402      4,688      4,895      4,890      4,665
Variable Accumulation Unit Value...................  $  37.96   $  35.68   $  31.13   $  29.91   $  27.26   $  21.42
Total Return.......................................      6.4%      14.6%       4.1%       9.7%      27.3%     (22.8%)
Investment Income Ratio............................        --       0.5%       1.2%       1.6%       1.4%       1.3%


GROUP 2 POLICIES(b)
Net Assets.........................................  $ 88,606   $ 83,998   $ 74,782   $ 69,081   $ 56,757   $ 35,382
Units Outstanding..................................     7,077      7,145      7,305      7,035      6,355      5,053
Variable Accumulation Unit Value...................  $  12.52   $  11.76   $  10.24   $   9.82   $   8.93   $   7.00
Total Return.......................................      6.5%      14.9%       4.3%       9.9%      27.6%     (22.6%)
Investment Income Ratio............................        --       0.5%       1.2%       1.7%       1.5%       1.5%


GROUP 3 POLICIES
Net Assets.........................................  $  3,763   $  3,318   $    623   $    817   $    410   $      9
Units Outstanding..................................       262        247         53         74         41          1
Variable Accumulation Unit Value...................  $  14.34   $  13.43   $  11.64   $  11.11   $  10.06   $   7.85
Total Return.......................................      6.8%      15.4%       4.8%      10.5%      28.2%     (21.5%)
Investment Income Ratio............................        --       1.0%       1.1%       1.6%       3.1%       3.1%


GROUP 4 POLICIES
Net Assets.........................................  $ 40,315   $ 35,383   $ 27,317   $ 18,720   $  6,886   $  1,890
Units Outstanding..................................     2,580      2,416      2,155      1,547        629        221
Variable Accumulation Unit Value...................  $  15.63   $  14.64   $  12.68   $  12.10   $  10.95   $   8.54
Total Return.......................................      6.8%      15.5%       4.8%      10.5%      28.2%     (14.6%)
Investment Income Ratio............................        --       0.6%       1.4%       2.2%       2.0%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                      MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005
    ------------------------------------------------------------------------------------------------
    $  6,067   $  6,147   $  5,817   $ 10,272   $  8,132   $  4,477   $ 45,289   $ 44,324   $ 43,324
         495        534        529        967        831        644      1,793      1,863      1,981
    $  12.26   $  11.60   $  10.98   $  10.63   $   9.78   $   6.95   $  25.26   $  23.79   $  21.88
        5.7%       5.6%       3.3%       8.6%      40.7%     (26.9%)      6.2%       8.7%       5.8%
          --         --         --         --         --         --         --       0.6%       1.5%

    $  7,344   $  7,215   $  7,581   $  6,396   $  4,170   $  1,442   $ 16,023   $ 15,673   $ 14,630
         580        602        668        585        415        202      1,290      1,341      1,365
    $  12.67   $  11.98   $  11.32   $  10.93   $  10.04   $   7.12   $  12.42   $  11.69   $  10.73
        5.8%       5.8%       3.5%       8.9%      41.0%     (26.8%)      6.3%       8.9%       6.0%
          --         --         --         --         --         --         --       0.6%       1.6%

    $     --   $     --   $     --   $     --   $     --   $     --   $    220   $    172   $    108
          --         --         --         --         --         --         16         14          9
    $     --   $     --   $     --   $     --   $     --   $     --   $  13.52   $  12.69   $  11.59
          --         --         --         --         --         --       6.5%       9.5%       6.5%
          --         --         --         --         --         --         --       0.8%       1.6%

    $  9,053   $  8,191   $  6,400   $  3,819   $  1,337   $    209   $  3,835   $  3,461   $  2,669
         609        584        486        301        115         26        268        257        218
    $  14.86   $  14.02   $  13.18   $  12.67   $  11.58   $   8.17   $  14.33   $  13.45   $  12.28
        6.1%       6.3%       4.1%       9.4%      41.7%     (18.3%)      6.5%       9.5%       6.5%
          --         --         --         --         --         --         --       0.7%       1.8%


              MAINSTAY VP
      TOTAL RETURN--INITIAL CLASS
     ------------------------------
       2004       2003       2002
     ------------------------------
     $ 44,038   $ 42,609   $ 36,510
        2,129      2,175      2,215
     $  20.69   $  19.59   $  16.48
         5.6%      18.8%     (17.0%)
         1.7%       1.9%       2.5%
     $ 13,594   $ 11,610   $  8,019
        1,343      1,214        998
     $  10.12   $   9.57   $   8.03
         5.8%      19.1%     (16.9%)
         1.8%       2.1%       2.9%
     $    101   $      3   $      1
            9         --         --
     $  10.88   $  10.23   $   8.55
         6.4%      19.7%     (14.5%)
         1.7%       2.2%       1.0%
     $  1,898   $    914   $    362
          165         84         40
     $  11.53   $  10.84   $   9.06
         6.4%      19.7%      (9.4%)
         2.2%       2.5%      13.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                  ---------------------------------------------------------------
                                                    2007       2006       2005       2004       2003       2002
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 54,018   $ 51,068   $ 45,082   $ 44,899   $ 40,618   $ 31,545
Units Outstanding...............................     1,846      1,876      1,955      2,054      2,053      2,017
Variable Accumulation Unit Value................  $  29.25   $  27.22   $  23.06   $  21.86   $  19.78   $  15.64
Total Return....................................      7.5%      18.0%       5.5%      10.5%      26.5%     (21.6%)
Investment Income Ratio.........................        --       0.4%       1.2%       1.2%       1.6%       1.4%


GROUP 2 POLICIES(b)
Net Assets......................................  $ 23,598   $ 22,221   $ 19,019   $ 17,691   $ 14,265   $  8,835
Units Outstanding...............................     1,342      1,360      1,376      1,353      1,208        948
Variable Accumulation Unit Value................  $  17.59   $  16.35   $  13.82   $  13.08   $  11.81   $   9.32
Total Return....................................      7.6%      18.3%       5.7%      10.7%      26.7%     (21.4%)
Investment Income Ratio.........................        --       0.4%       1.2%       1.2%       1.7%       1.8%


GROUP 3 POLICIES
Net Assets......................................  $    652   $    588   $  1,123   $  1,036   $    736   $    274
Units Outstanding...............................        43         41         94         92         73         35
Variable Accumulation Unit Value................  $  15.32   $  14.21   $  11.95   $  11.25   $  10.11   $   7.94
Total Return....................................      7.8%      18.9%       6.2%      11.3%      27.4%     (21.0%)
Investment Income Ratio.........................        --       0.3%       1.3%       1.6%       1.8%       1.4%


GROUP 4 POLICIES
Net Assets......................................  $  9,345   $  7,915   $  5,490   $  3,975   $  2,025   $    708
Units Outstanding...............................       598        546        450        346        196         87
Variable Accumulation Unit Value................  $  15.63   $  14.50   $  12.19   $  11.48   $  10.31   $   8.10
Total Return....................................      7.8%      18.9%       6.2%      11.3%      27.4%     (19.0%)
Investment Income Ratio.........................        --       0.4%       1.4%       1.4%       2.1%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                   ALGER AMERICAN
                          LEVERAGED ALL CAP--CLASS O SHARES
           ---------------------------------------------------------------
             2007       2006       2005       2004       2003       2002
           ---------------------------------------------------------------
           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
                 --         --         --         --         --         --


           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
                 --         --         --         --         --         --


           $    354   $    178   $     76   $     64   $     38   $      6
                 17         10          5          5          3          1
           $  20.25   $  17.61   $  14.76   $  12.90   $  11.92   $   8.85
              15.0%      19.3%      14.4%       8.2%      34.7%     (11.5%)
                 --         --         --         --         --         --


           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --
                 --         --         --         --         --         --


                                    ALGER AMERICAN
                         SMALL CAPITALIZATION--CLASS O SHARES
            ---------------------------------------------------------------
              2007       2006       2005       2004       2003       2002
            ---------------------------------------------------------------
            $ 24,522   $ 22,637   $ 19,086   $ 16,480   $ 14,286   $  8,883
               1,490      1,545      1,552      1,556      1,562      1,373
            $  16.45   $  14.65   $  12.29   $  10.59   $   9.15   $   6.47
               12.3%      19.2%      16.1%      15.8%      41.4%     (26.7%)
                  --         --         --         --         --         --

            $ 21,147   $ 18,785   $ 15,527   $ 12,816   $ 10,177   $  6,027
               1,693      1,690      1,668      1,601      1,475      1,237
            $  12.50   $  11.11   $   9.31   $   8.00   $   6.90   $   4.87
               12.4%      19.4%      16.3%      16.0%      41.6%     (26.6%)
                  --         --         --         --         --         --

            $    851   $  1,408   $  1,522   $  1,311   $    894   $     51
                  43         80        103        104         83          7
            $  19.95   $  17.70   $  14.75   $  12.62   $  10.82   $   7.60
               12.7%      20.0%      16.9%      16.6%      42.3%     (26.2%)
                  --         --         --         --         --         --

            $  7,327   $  5,601   $  3,021   $  1,704   $    430   $     66
                 338        291        188        124         37          8
            $  21.70   $  19.25   $  16.04   $  13.72   $  11.77   $   8.27
               12.7%      20.0%      16.9%      16.6%      42.3%     (17.3%)
                  --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                               AMERICAN CENTURY
                                                 VP INFLATION                       AMERICAN CENTURY VP
                                             PROTECTION-- CLASS II                INTERNATIONAL--CLASS II
                                   -----------------------------------------   ------------------------------
                                     2007       2006       2005       2004       2007       2006       2005
                                   --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.......................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding................        --         --         --         --         --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return.....................        --         --         --         --         --         --         --
Investment Income Ratio..........        --         --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.......................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding................        --         --         --         --         --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return.....................        --         --         --         --         --         --         --
Investment Income Ratio..........        --         --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.......................  $     36   $     32   $      6   $      1   $  1,953   $  1,691   $    119
Units Outstanding................         3          3         --         --         90         87          8
Variable Accumulation Unit
  Value..........................  $  10.86   $  10.73   $  10.55   $  10.39   $  21.61   $  19.39   $  15.55
Total Return.....................      1.2%       1.6%       1.6%       3.9%      11.4%      24.7%      13.1%
Investment Income Ratio..........      5.3%       3.1%       5.4%       4.6%       1.1%       0.3%       0.7%


GROUP 4 POLICIES
Net Assets.......................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding................        --         --         --         --         --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --   $     --   $     --   $     --   $     --
Total Return.....................        --         --         --         --         --         --         --
Investment Income Ratio..........        --         --         --         --         --         --         --


                                        AMERICAN CENTURY VP
                                      INTERNATIONAL--CLASS II
                                   ------------------------------
                                     2004       2003       2002
                                   ------------------------------
GROUP 1 POLICIES(a)
Net Assets.......................  $     --   $     --   $     --
Units Outstanding................        --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --
Total Return.....................        --         --         --
Investment Income Ratio..........        --         --         --

GROUP 2 POLICIES(b)
Net Assets.......................  $     --   $     --   $     --
Units Outstanding................        --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --
Total Return.....................        --         --         --
Investment Income Ratio..........        --         --         --

GROUP 3 POLICIES
Net Assets.......................  $     53   $    208   $     --
Units Outstanding................         4         17         --
Variable Accumulation Unit
  Value..........................  $  13.74   $  11.98   $   9.63
Total Return.....................     14.8%      24.4%      (3.7%)
Investment Income Ratio..........      3.0%         --         --

GROUP 4 POLICIES
Net Assets.......................  $     --   $     --   $     --
Units Outstanding................        --         --         --
Variable Accumulation Unit
  Value..........................  $     --   $     --   $     --
Total Return.....................        --         --         --
Investment Income Ratio..........        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                 AMERICAN CENTURY VP                                  CVS CALVERT
                                   VALUE--CLASS II                             SOCIAL BALANCED PORTFOLIO
           ---------------------------------------------------------------   ------------------------------
             2007       2006       2005       2004       2003       2002       2007       2006       2005
           ------------------------------------------------------------------------------------------------
           $     --   $     --   $     --   $     --   $     --   $     --   $  1,732   $  1,773   $  1,642
                 --         --         --         --         --         --         98        104        104
           $     --   $     --   $     --   $     --   $     --   $     --   $  17.63   $  17.10   $  15.84
                 --         --         --         --         --         --       3.1%       8.0%       4.9%
                 --         --         --         --         --         --         --       2.4%       1.9%


           $     --   $     --   $     --   $     --   $     --   $     --   $  2,221   $  2,203   $  2,069
                 --         --         --         --         --         --        177        181        184
           $     --   $     --   $     --   $     --   $     --   $     --   $  12.56   $  12.17   $  11.25
                 --         --         --         --         --         --       3.2%       8.2%       5.1%
                 --         --         --         --         --         --         --       2.3%       1.8%


           $  1,817   $  1,448   $    290   $    973   $    189   $     --   $     --   $     --   $     --
                 95         81         19         67         15         --         --         --         --
           $  19.13   $  17.98   $  15.18   $  14.48   $  12.68   $   9.84   $     --   $     --   $     --
               6.4%      18.5%       4.9%      14.2%      28.8%      (1.6%)        --         --         --
               2.7%       0.5%       1.6%       0.4%         --         --         --         --         --


           $     --   $     --   $     --   $     --   $     --   $     --   $    998   $    979   $    755
                 --         --         --         --         --         --         70         71         59
           $     --   $     --   $     --   $     --   $     --   $     --   $  14.30   $  13.83   $  12.71
                 --         --         --         --         --         --       3.4%       8.8%       5.7%
                 --         --         --         --         --         --         --       2.6%       2.2%


                     CVS CALVERT
              SOCIAL BALANCED PORTFOLIO
            ------------------------------
              2004       2003       2002
            ------------------------------
            $  1,518   $  1,377   $  1,178
                 101         98         99
            $  15.09   $  14.04   $  11.85
                7.5%      18.5%     (12.7%)
                1.7%       1.9%       2.9%

            $  1,962   $  1,712   $  1,379
                 183        172        165
            $  10.70   $   9.93   $   8.36
                7.7%      18.7%     (12.6%)
                1.8%       2.0%       3.4%

            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

            $    451   $    185   $     59
                  37         17          6
            $  12.03   $  11.11   $   9.31
                8.3%      19.3%      (6.9%)
                2.4%       2.6%      16.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               DREYFUS IP
                                                                           TECHNOLOGY GROWTH--
                                                                             INITIAL SHARES
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  3,044   $  2,964   $  2,819   $  3,086   $  1,633   $    320
Units Outstanding..................................       304        313        311        351        185         54
Variable Accumulation Unit Value...................  $  10.03   $   9.38   $   9.06   $   8.79   $   8.81   $   5.88
Total Return.......................................      6.8%       3.6%       3.1%      (0.2%)     49.9%     (39.8%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $  3,045   $  2,963   $  2,785   $  2,429   $  1,884   $    550
Units Outstanding..................................       291        303        296        266        206         91
Variable Accumulation Unit Value...................  $  10.46   $   9.78   $   9.43   $   9.13   $   9.13   $   6.08
Total Return.......................................      6.9%       3.8%       3.3%       0.0%      50.2%     (39.7%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $    204   $    154   $     63   $     75   $     53   $     24
Units Outstanding..................................        15         12          5          6          5          3
Variable Accumulation Unit Value...................  $  13.42   $  12.52   $  12.00   $  11.56   $  11.51   $   7.63
Total Return.......................................      7.2%       4.3%       3.8%       0.5%      51.0%     (39.4%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $  3,728   $  3,251   $  2,514   $  1,641   $    637   $     68
Units Outstanding..................................       276        259        208        141         55          9
Variable Accumulation Unit Value...................  $  13.51   $  12.60   $  12.08   $  11.64   $  11.59   $   7.68
Total Return.......................................      7.2%       4.3%       3.8%       0.5%      51.0%     (23.2%)
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        DREYFUS VIF
                    DEVELOPING LEADERS--                                           FIDELITY(R) VIP
                       INITIAL SHARES                                       CONTRAFUND(R)--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2007       2006       2005       2004       2003       2002
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $100,720   $ 94,769   $ 87,169   $ 71,268   $ 59,024   $ 43,637
          --         --         --         --         --      3,315      3,389      3,455      3,282      3,117      2,940
    $     --   $     --   $     --   $     --   $     --   $  30.38   $  27.97   $  25.21   $  21.71   $  18.94   $  14.84
          --         --         --         --         --       8.6%      10.9%      16.1%      14.7%      27.6%     (10.0%)
          --         --         --         --         --       0.1%       1.3%       0.3%       0.3%       0.4%       0.8%


    $     --   $     --   $     --   $     --   $     --   $ 65,387   $ 59,914   $ 53,530   $ 40,911   $ 30,734   $ 19,700
          --         --         --         --         --      3,653      3,641      3,613      3,214      2,774      2,273
    $     --   $     --   $     --   $     --   $     --   $  17.90   $  16.46   $  14.81   $  12.73   $  11.08   $   8.67
          --         --         --         --         --       8.7%      11.2%      16.4%      14.9%      27.8%      (9.8%)
          --         --         --         --         --       0.1%       1.3%       0.3%       0.3%       0.4%       0.7%


    $  1,444   $    875   $    326   $    279   $    135   $  6,962   $  5,013   $  3,083   $  1,376   $    641   $    177
          89         56         22         20         11        369        289        199        104         56         20
    $  16.19   $  15.59   $  15.02   $  14.20   $  12.75   $  18.87   $  17.32   $  15.50   $  13.26   $  11.48   $   8.94
        3.9%       3.8%       5.8%      11.3%      27.5%       9.0%      11.7%      16.9%      15.5%      28.5%      (9.3%)
        1.3%       0.3%         --       0.2%         --       0.1%       1.6%       0.2%       0.3%       0.4%       0.8%


    $     --   $     --   $     --   $     --   $     --   $ 29,711   $ 23,566   $ 14,699   $  6,747   $  2,500   $    523
          --         --         --         --         --      1,576      1,361        946        509        218         59
    $     --   $     --   $     --   $     --   $     --   $  18.86   $  17.30   $  15.49   $  13.25   $  11.47   $   8.93
          --         --         --         --         --       9.0%      11.7%      16.9%      15.5%      28.5%     (10.7%)
          --         --         --         --         --       0.1%       1.3%       0.2%       0.2%       0.2%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                             FIDELITY(R) VIP
                                                                      EQUITY-INCOME--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 37,736   $ 35,270   $ 28,755   $ 27,122   $ 22,122   $ 16,081
Units Outstanding..................................     1,495      1,514      1,472      1,461      1,320      1,241
Variable Accumulation Unit Value...................  $  25.23   $  23.30   $  19.52   $  18.57   $  16.76   $  12.95
Total Return.......................................      8.3%      19.4%       5.1%      10.8%      29.4%     (17.7%)
Investment Income Ratio............................      0.1%       3.3%       1.6%       1.4%       1.7%       1.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 24,151   $ 22,182   $ 17,890   $ 16,306   $ 12,853   $  7,626
Units Outstanding..................................     1,378      1,372      1,323      1,270      1,111        855
Variable Accumulation Unit Value...................  $  17.53   $  16.17   $  13.52   $  12.84   $  11.57   $   8.92
Total Return.......................................      8.4%      19.6%       5.3%      11.0%      29.7%     (17.3%)
Investment Income Ratio............................      0.1%       3.4%       1.6%       1.4%       1.6%       1.4%

GROUP 3 POLICIES
Net Assets.........................................  $  2,769   $  1,648   $    564   $    401   $    732   $     47
Units Outstanding..................................       161        104         43         32         66          6
Variable Accumulation Unit Value...................  $  17.23   $  15.86   $  13.19   $  12.46   $  11.17   $   8.57
Total Return.......................................      8.7%      20.2%       5.9%      11.5%      30.3%     (17.1%)
Investment Income Ratio............................      0.1%       4.0%       1.4%       2.8%       0.3%       0.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 15,238   $ 12,294   $  7,732   $  4,697   $  1,449   $    334
Units Outstanding..................................       891        781        589        380        131         39
Variable Accumulation Unit Value...................  $  17.10   $  15.73   $  13.09   $  12.36   $  11.09   $   8.51
Total Return.......................................      8.7%      20.2%       5.9%      11.5%      30.3%     (14.9%)
Investment Income Ratio............................      0.1%       3.3%       1.3%       0.9%       0.9%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                            FIDELITY(R) VIP                                              FIDELITY(R) VIP
                         GROWTH--INITIAL CLASS                                       INDEX 500--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------------------------------
      2007       2006       2005       2004       2003       2002       2007      2006     2005     2004     2003     2002
    ------------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --         --         --       --       --       --       --        --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --         --         --       --       --       --       --        --


    $  2,044   $  1,128   $    344   $    316   $    258   $    101   $  2,312   $1,810   $1,486   $  906   $  613   $    87
         172        107         35         34         28         15        165      138      132       84       63        11
    $  11.91   $  10.58   $   9.90   $   9.36   $   9.05   $   6.82   $  13.98   $13.07   $11.30   $10.78   $ 9.74   $  7.59
       12.5%       6.9%       5.8%       3.4%      32.8%     (30.1%)      6.9%    15.7%     4.8%    10.6%    28.4%    (22.2%)
        1.0%       0.3%       0.5%       0.2%       0.2%       0.3%       3.3%     1.5%     1.3%     1.7%     0.7%      1.3%


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --         --         --       --       --       --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                             FIDELITY(R) VIP
                                                                            INVESTMENT GRADE
                                                                           BOND--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    755   $    414   $    202   $     28   $     89   $     51
Units Outstanding..................................        63         35         18          3          8          5
Variable Accumulation Unit Value...................  $  11.99   $  11.92   $  11.42   $  11.18   $  10.70   $  10.17
Total Return.......................................      0.6%       4.3%       2.2%       4.5%       5.2%       1.7%
Investment Income Ratio............................      7.1%       3.3%       0.7%      10.1%       4.1%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                   FIDELITY(R) VIP                                  FIDELITY(R) VIP
                               MID CAP--INITIAL CLASS                           OVERSEAS--INITIAL CLASS
           ---------------------------------------------------------------   ------------------------------
             2007       2006       2005       2004       2003       2002       2007       2006       2005
           ------------------------------------------------------------------------------------------------
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --


           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --


           $  4,180   $  3,238   $  2,972   $  1,800   $    632   $    393   $  3,495   $  2,195   $  1,360
                173        151        156        112         49         42        171        122         89
           $  24.13   $  21.47   $  19.05   $  16.10   $  12.89   $   9.30   $  20.39   $  18.04   $  15.28
              12.4%      12.7%      18.3%      24.9%      38.6%      (9.8%)     13.0%      18.1%      19.0%
               0.9%       0.4%         --         --       0.4%       0.8%       2.5%       0.8%       0.4%


           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --


                   FIDELITY(R) VIP
               OVERSEAS--INITIAL CLASS
            ------------------------------
              2004       2003       2002
            ------------------------------
            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

            $    525   $    509   $      1
                  41         45         --
            $  12.83   $  11.29   $   7.88
               13.6%      43.4%     (21.2%)
                0.9%       0.1%         --

            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           JANUS ASPEN SERIES
                                                                     BALANCED--INSTITUTIONAL SHARES
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 46,015   $ 45,896   $ 43,947   $ 43,708   $ 43,234   $ 36,821
Units Outstanding..................................     1,712      1,813      1,906      2,031      2,165      2,089
Variable Accumulation Unit Value...................  $  26.87   $  25.36   $  23.07   $  21.52   $  19.97   $  17.63
Total Return.......................................      6.0%       9.9%       7.2%       7.8%      13.3%      (7.1%)
Investment Income Ratio............................      2.9%       2.2%       2.3%       2.3%       2.3%       2.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 64,485   $ 61,661   $ 58,315   $ 54,629   $ 47,916   $ 36,285
Units Outstanding..................................     4,220      4,281      4,460      4,488      4,251      3,653
Variable Accumulation Unit Value...................  $  15.28   $  14.40   $  13.08   $  12.17   $  11.27   $   9.93
Total Return.......................................      6.1%      10.2%       7.4%       8.0%      13.5%      (6.9%)
Investment Income Ratio............................      2.9%       2.2%       2.3%       2.3%       2.3%       2.7%

GROUP 3 POLICIES
Net Assets.........................................  $    566   $    497   $    394   $    335   $    246   $    110
Units Outstanding..................................        38         36         31         29         23         12
Variable Accumulation Unit Value...................  $  14.78   $  13.90   $  12.56   $  11.63   $  10.72   $   9.40
Total Return.......................................      6.3%      10.7%       7.9%       8.5%      14.0%      (6.3%)
Investment Income Ratio............................      2.9%       2.2%       2.3%       2.3%       2.5%       2.4%

GROUP 4 POLICIES
Net Assets.........................................  $ 13,788   $ 12,257   $  9,348   $  6,487   $  3,422   $  1,084
Units Outstanding..................................       926        875        738        553        317        114
Variable Accumulation Unit Value...................  $  14.89   $  14.01   $  12.65   $  11.72   $  10.80   $   9.47
Total Return.......................................      6.3%      10.7%       7.9%       8.5%      14.0%      (5.3%)
Investment Income Ratio............................      3.0%       2.2%       2.4%       2.7%       2.6%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                          JANUS ASPEN SERIES
                 MID CAP GROWTH--INSTITUTIONAL SHARES
    ---------------------------------------------------------------
      2007       2006       2005       2004       2003       2002
    ---------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

    $    349   $    275   $    132   $    114   $     27   $      2
          19         17          9          9          3         --
    $  18.10   $  16.04   $  14.12   $  12.57   $  10.41   $   7.70
       12.9%      13.6%      12.3%      20.7%      35.1%     (27.9%)
        0.2%         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                           JANUS ASPEN SERIES
                 WORLDWIDE GROWTH --INSTITUTIONAL SHARES
     ---------------------------------------------------------------
       2007       2006       2005       2004       2003       2002
     ---------------------------------------------------------------
     $ 60,661   $ 55,577   $ 50,767   $ 52,683   $ 51,897   $ 41,366
        2,737      2,826      3,028      3,304      3,386      3,323
     $  22.16   $  19.68   $  16.76   $  15.95   $  15.33   $  12.45
        12.6%      17.4%       5.1%       4.0%      23.1%     (25.9%)
         0.9%       1.8%       1.4%       1.0%       1.1%       0.9%
     $ 59,447   $ 53,656   $ 47,111   $ 45,284   $ 40,827   $ 27,454
        4,888      4,973      5,136      5,200      4,887      4,055
     $  12.17   $  10.79   $   9.17   $   8.71   $   8.35   $   6.77
        12.8%      17.6%       5.3%       4.3%      23.4%     (25.7%)
         0.9%       1.8%       1.4%       1.0%       1.1%       1.0%
     $    983   $    714   $    258   $    241   $    185   $    136
           70         58         25         24         20         18
     $  14.02   $  12.41   $  10.50   $   9.91   $   9.46   $   7.63
        13.0%      18.2%       5.9%       4.8%      24.0%     (25.4%)
         1.0%       2.1%       1.4%       1.0%       1.0%       1.1%
     $  7,493   $  6,179   $  4,256   $  2,999   $  1,530   $    418
          498        464        378        282        151         51
     $  15.04   $  13.31   $  11.26   $  10.63   $  10.15   $   8.19
        13.0%      18.2%       5.9%       4.8%      24.0%     (18.1%)
         0.9%       1.8%       1.5%       1.2%       1.1%       1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MFS(R)
                                                                  INVESTORS TRUST SERIES--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    137   $     69   $     60   $     58   $     54   $     46
Units Outstanding..................................        10          5          5          5          6          6
Variable Accumulation Unit Value...................  $  13.96   $  13.00   $  11.50   $  10.72   $   9.63   $   7.88
Total Return.......................................      7.4%      13.0%       7.3%      11.4%      22.1%     (21.0%)
Investment Income Ratio............................      2.0%       0.5%       0.5%       0.6%       0.7%       0.5%

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                  MFS(R)                                           MFS(R)                           MFS(R)
                              NEW DISCOVERY                                   RESEARCH SERIES--               UTILITIES SERIES--
                          SERIES--INITIAL CLASS                                 INITIAL CLASS                    INITIAL CLASS
           ----------------------------------------------------   -----------------------------------------   -------------------
             2007       2006       2005       2004       2003       2007       2006       2005       2004       2007       2006
           ----------------------------------------------------------------------------------------------------------------------
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --         --         --


           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --         --         --


           $    156   $    102   $     69   $     62   $     22   $      1   $     --   $     --   $     --   $    338   $    239
                 11          8          6          6          2         --         --         --         --         11          9
           $  14.63   $  13.37   $  11.81   $  11.22   $  10.54   $  12.11   $  12.11   $  11.93   $  11.70   $  30.55   $  25.70
               9.4%      13.2%       5.2%       6.5%       5.4%       0.1%       1.5%       2.0%      17.0%      18.8%      31.3%
                 --         --         --         --         --       0.1%       0.7%       0.6%         --       2.2%       1.5%


           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
           $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                 --         --         --         --         --         --         --         --         --         --         --
                 --         --         --         --         --         --         --         --         --         --         --


                        MFS(R)
                  UTILITIES SERIES--
                    INITIAL CLASS
            ------------------------------
              2005       2004       2003
            ------------------------------
            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

            $     54   $     19   $      5
                   3          1         --
            $  19.58   $  16.76   $  12.87
               16.8%      30.2%      28.7%
                0.3%       0.8%       2.2%

            $     --   $     --   $     --
                  --         --         --
            $     --   $     --   $     --
                  --         --         --
                  --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          NEUBERGER BERMAN AMT
                                                                    MID-CAP GROWTH PORTFOLIO--CLASS I
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $    102   $     85   $     71   $     83   $     39   $     10
Units Outstanding..................................         6          5          5          7          4          1
Variable Accumulation Unit Value...................  $  18.41   $  15.81   $  13.79   $  12.12   $  10.42   $   8.14
Total Return.......................................     16.4%      14.7%      13.7%      16.3%      28.1%     (29.3%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


             PIMCO                    PIMCO                     PIMCO                     ROYCE                      ROYCE
         GLOBAL BOND--            REAL RETURN--            TOTAL RETURN--               MICRO-CAP                  SMALL-CAP
        ADMINISTRATIVE            ADMINISTRATIVE           ADMINISTRATIVE              PORTFOLIO--                PORTFOLIO--
         CLASS SHARES              CLASS SHARES             CLASS SHARES             INVESTMENT CLASS           INVESTMENT CLASS
    -----------------------   ----------------------   -----------------------   ------------------------   ------------------------
         2007         2006     2007    2006    2005     2007     2006    2005     2007     2006     2005     2007     2006     2005
    --------------------------------------------------------------------------------------------------------------------------------
        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $2,150   $1,347   $   99   $1,190   $  670   $  118
            --           --       --     --      --        --       --     --       160      109       10       93       57       12
        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $13.54   $12.40   $10.24   $12.77   $11.59   $10.16
            --           --       --     --      --        --       --     --      9.1%    21.1%     2.4%    10.2%    14.0%     1.6%
            --           --       --     --      --        --       --     --        --     0.3%     2.6%       --     0.1%       --


        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $2,292   $1,584   $   91   $1,497   $  977   $   69
            --           --       --     --      --        --       --     --       170      128        9      118       85        7
        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $13.49   $12.35   $10.20   $12.70   $11.51   $10.06
            --           --       --     --      --        --       --     --      9.2%    21.1%     2.0%    10.3%    14.5%     0.6%
            --           --       --     --      --        --       --     --        --     0.3%     4.3%       --     0.1%       --


        $   68       $   31   $    5   $  5    $  2    $    3   $   14   $  5    $   --   $   --   $   --   $   --   $   --   $   --
             7            3       --     --      --        --        1     --        --       --       --       --       --       --
        $10.40       $10.52   $10.05   $9.96   $9.89   $10.35   $10.31   $9.92   $   --   $   --   $   --   $   --   $   --   $   --
         (1.1%)        5.2%     0.8%   0.8%    (1.1%)    0.4%     3.9%   (0.8%)      --       --       --       --       --       --
          2.9%         2.7%     4.7%   4.4%    3.4%      4.3%     4.5%   4.0%        --       --       --       --       --       --


        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $2,553   $1,757   $  115   $1,477   $  892   $  148
            --           --       --     --      --        --       --     --       189      142       11      114       76       15
        $   --       $   --   $   --   $ --    $ --    $   --   $   --   $ --    $13.50   $12.35   $10.20   $12.96   $11.72   $10.18
            --           --       --     --      --        --       --     --      9.3%    21.1%     2.0%    10.6%    15.2%     1.8%
            --           --       --     --      --        --       --     --        --     0.3%     1.1%       --     0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                              T. ROWE PRICE
                                                                         EQUITY INCOME PORTFOLIO
                                                     ---------------------------------------------------------------
                                                       2007       2006       2005       2004       2003       2002
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 22,489   $ 19,914   $ 16,049   $ 10,984   $  6,156   $  3,525
Units Outstanding..................................     1,258      1,200      1,142        807        516        368
Variable Accumulation Unit Value...................  $  17.87   $  16.59   $  14.04   $  13.61   $  11.92   $   9.57
Total Return.......................................      7.7%      18.1%       3.2%      14.1%      24.6%     (13.7%)
Investment Income Ratio............................      1.6%       1.6%       1.7%       1.7%       1.8%       1.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 29,182   $ 26,291   $ 21,744   $ 17,806   $ 12,402   $  6,921
Units Outstanding..................................     1,605      1,558      1,524      1,292      1,029        717
Variable Accumulation Unit Value...................  $  18.18   $  16.86   $  14.25   $  13.78   $  12.05   $   9.65
Total Return.......................................      7.8%      18.4%       3.4%      14.3%      24.9%     (13.5%)
Investment Income Ratio............................      1.6%       1.6%       1.6%       1.6%       1.8%       1.8%

GROUP 3 POLICIES
Net Assets.........................................  $  1,721   $  1,144   $    772   $    626   $    662   $    276
Units Outstanding..................................       103         74         60         50         61         32
Variable Accumulation Unit Value...................  $  16.67   $  15.42   $  12.96   $  12.47   $  10.85   $   8.65
Total Return.......................................      8.1%      19.0%       3.9%      14.9%      25.5%     (13.3%)
Investment Income Ratio............................      1.7%       1.6%       1.6%       1.6%       1.8%       1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 19,825   $ 16,150   $  9,931   $  5,421   $  1,764   $    298
Units Outstanding..................................     1,182      1,041        762        432        162         34
Variable Accumulation Unit Value...................  $  16.77   $  15.52   $  13.04   $  12.55   $  10.92   $   8.70
Total Return.......................................      8.1%      19.0%       3.9%      14.9%      25.5%     (13.0%)
Investment Income Ratio............................      1.6%       1.6%       1.7%       1.8%       1.9%       2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                       T. ROWE PRICE                             VAN ECK WORLDWIDE           VAN ECK WORLDWIDE
                LIMITED-TERM BOND PORTFOLIO                       ABSOLUTE RETURN              HARD ASSETS
    ---------------------------------------------------   --------------------------------   ----------------
     2007     2006     2005     2004     2003     2002     2007     2006     2005    2004     2007     2006
    ---------------------------------------------------------------------------------------------------------
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $8,151   $ 4,812
        --       --       --       --       --       --       --       --       --     --       470       340
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $17.41   $ 14.14
        --       --       --       --       --       --       --       --       --     --     23.1%     24.5%
        --       --       --       --       --       --       --       --       --     --      0.2%        --

    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $6,164   $ 3,579
        --       --       --       --       --       --       --       --       --     --       368       265
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $16.80   $ 13.63
        --       --       --       --       --       --       --       --       --     --     23.2%     24.5%
        --       --       --       --       --       --       --       --       --     --      0.2%        --

    $  233   $  213   $  154   $  162   $  269   $   86   $  411   $  171   $   --   $ --    $1,554   $ 1,161
        20       19       14       15       26        8       37       17       --     --        47        44
    $11.49   $11.27   $10.83   $10.64   $10.52   $10.09   $11.16   $10.33   $   --   $9.87   $32.85   $ 26.63
      2.0%     4.1%     1.7%     1.1%     4.3%     0.9%     8.0%     4.6%       --   (1.3%)   23.3%     24.5%
      4.2%     3.9%     3.6%     3.4%     3.5%     4.3%     0.9%       --       --     --      0.2%      0.0%

    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $8,366   $ 4,129
        --       --       --       --       --       --       --       --       --     --       478       292
    $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $   --   $ --    $17.43   $ 14.14
        --       --       --       --       --       --       --       --       --     --     23.3%     24.5%
        --       --       --       --       --       --       --       --       --     --      0.2%      0.0%


      VAN ECK WORLDWIDE
           HARD ASSETS
     ------------------------
      2005     2004     2003
     ------------------------
     $  454   $   --   $   --
         39       --       --
     $11.35   $   --   $   --
      13.5%       --       --
         --       --       --
     $  158   $   --   $   --
         14       --       --
     $10.95   $   --   $   --
       9.5%       --       --
         --       --       --
     $  536   $   30   $    4
         25        2       --
     $21.39   $14.11   $11.38
      51.7%    24.0%    13.8%
         --     1.8%       --
     $  135   $   --   $   --
         12       --       --
     $11.35   $   --   $   --
      13.5%       --       --
         --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                        VAN KAMPEN UIF
                                                                EMERGING MARKETS DEBT--CLASS I
                                                     ----------------------------------------------------
                                                       2007       2006       2005       2004       2003
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     95   $     91   $     32   $     24   $     20
Units Outstanding..................................         6          6          2          2          2
Variable Accumulation Unit Value...................  $  15.40   $  14.98   $  13.52   $  12.05   $  10.94
Total Return.......................................      2.8%      10.8%      12.3%      10.1%       9.4%
Investment Income Ratio............................        --       9.0%       7.6%       6.8%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

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                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                            VAN KAMPEN UIF                                               VAN KAMPEN UIF
                   EMERGING MARKETS EQUITY--CLASS I                                U.S. REAL ESTATE--CLASS I
    ---------------------------------------------------------------   ----------------------------------------------------
      2007       2006       2005       2004       2003       2002       2007       2006       2005       2004       2003
    ----------------------------------------------------------------------------------------------------------------------
    $ 29,289   $ 26,013   $ 18,450   $ 12,536   $  9,762   $  5,859   $     --   $     --   $     --   $     --   $     --
       1,031      1,068      1,031        932        888        792         --         --         --         --         --
    $  28.43   $  24.34   $  17.87   $  13.45   $  11.00   $   7.40   $     --   $     --   $     --   $     --   $     --
       16.8%      36.2%      32.9%      22.3%      48.6%      (9.5%)        --         --         --         --         --
          --       0.8%       0.4%       0.7%         --         --         --         --         --         --         --


    $ 24,473   $ 20,897   $ 13,512   $  8,674   $  6,724   $  3,494   $     --   $     --   $     --   $     --   $     --
         833        830        722        627        595        461         --         --         --         --         --
    $  29.39   $  25.14   $  18.42   $  13.83   $  11.29   $   7.58   $     --   $     --   $     --   $     --   $     --
       16.9%      36.5%      33.2%      22.5%      48.9%      (9.4%)        --         --         --         --         --
          --       0.8%       0.4%       0.7%         --         --         --         --         --         --         --


    $  1,201   $    920   $    107   $     75   $      2   $      1   $    932   $    354   $     48   $     17   $      4
          38         34          5          5         --         --         36         13          2          1         --
    $  32.01   $  27.31   $  19.92   $  14.88   $  12.09   $   8.07   $  25.58   $  26.45   $  19.16   $  16.37   $  12.00
       17.2%      37.1%      33.9%      23.1%      49.7%     (19.3%)     (3.3%)     38.0%      17.1%      36.4%      20.0%
          --       0.8%       0.4%       0.4%         --         --         --       0.9%       0.9%       1.3%         --


    $ 12,350   $  9,762   $  4,671   $  1,257   $    371   $     74   $     --   $     --   $     --   $     --   $     --
         376        348        228         82         30          9         --         --         --         --         --
    $  32.89   $  28.06   $  20.47   $  15.29   $  12.42   $   8.30   $     --   $     --   $     --   $     --   $     --
       17.2%      37.1%      33.8%      23.1%      49.7%     (17.0%)        --         --         --         --         --
          --       0.7%       0.3%       0.6%         --         --         --         --         --         --         --

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